United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
             ------------------------------------------------------
             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                                ----------------
                    Campbell & Company Investment Adviser LLC
                    -----------------------------------------
                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end:  December 31, 2007
                                             -----------------

                   Date of reporting period: December 31, 2007
                                             -----------------

Item 1. Reports to Shareholders

                                  THE CAMPBELL
                              MULTI-STRATEGY TRUST




                                  ANNUAL REPORT
                                December 31, 2007


                                     [LOGO]

                       THE CAMPBELL MULTI-STRATEGY TRUST


                                Table of Contents


                                                                         Section
                                                                         -------
A Letter to Our Shareholders                                                   I
Report of Independent Registered Public Accounting Firm                       II
Financial Statements
     Condensed Schedule of Investments                                       III
     Statement of Assets and Liabilities                                      IV
     Statement of Operations                                                   V
     Statements of Changes in Shareholders' Capital (Net Assets)              VI
     Financial Highlights                                                    VII
     Notes to Financial Statements                                          VIII
Privacy Policy                                                                IX

Dear Shareholder,

The first quarter of 2007 demonstrates how market perceptions on the global macroeconomic environment can drastically change during a quarter. Fixed income was initially a driver in performance as a result of the acceleration of global economic momentum, but ultimately resulted in overall losses for the quarter. The global growth environment turned into a flight to quality from risky assets, sponsored by former Federal Reserve Chairman Alan Greenspan's comments about a recession by year end and the whipsaw activity experienced in fixed income. Currency trading followed a similar path of fixed income (initial gains and overall quarterly losses); initial gains from currency crosses were generated from unexpected rate hikes by the Bank of England in the beginning of the quarter but were wiped out by the liquidations of Yen-based carry trades in February, followed by whipsaw activity at quarter-end. The Trust's equity indices initially bucked the trend of fixed income and currency with gains coming from our fundamental models and strong M&A activity, but ultimately succumbed to an overall quarterly loss. Energy losses were driven by price declines in January on inventory build-ups due to warmer than average temperatures, but finished the last two months of the quarter basically flat. Global economic worries that were sparked at the end of February continued through the early part of March. All major market sectors experienced increased volatility accompanied by sharply higher short-term correlation. Whipsaw activity in currencies, interest rates and equities indices led to negative performance in all of these sectors, acting as the primary drivers of March losses. Risk levels for the Trust were reduced early in March in response to market conditions, and were restored to normal levels as conditions warranted.

The second quarter charged forward with M&A activity supported by impressive earnings, unfettered access to liquidity and major U.S. indices reaching all time highs, to only end with inflation concerns and a flight to quality related to the sub-prime world. Currencies provided gains early and late in the quarter related to negative U.S. dollar sentiment, but experienced losses mid-quarter mainly in outright exposures. Fixed income gains early in the month of April were given back during the last days of the month, but global fixed income prices breaking out of their trading ranges in May allowed the Trust to gain on both the long and short end of the yield curve. Early in the quarter commodity trading was positive as copper prices rallied on China's release of high import figures, then finished slightly negative mid-quarter with energy trading gains mitigating some losses in metals. Commodities ended the quarter with small losses related to being short crude as it rallied above $70 per barrel on geo-political risks and inventory changes keeping traders bullish.

The third quarter began with a sudden flight to quality, reversal of high yielding currencies, and a highly correlated, unusually large move against the Trust's positions resulting in one of the Trust's largest monthly declines in recent years. Losses were broadly based and evenly spread between the interest rate, foreign exchange and equity index sectors. In response to this "perfect storm," the Trust's leverage was temporarily cut by 50%. Continuing the unusual market conditions theme into the first half of August, the contagion effect throughout the financial system created a confidence and liquidity crisis that also negatively impacted the Trust's performance. Major stock, bond and currency markets globally experienced double digit losses from mid-July to mid-August. The foreign exchange sector proved very difficult in August as the Trust's technical and macro models were both exposed to high-yielding currencies that suffered market value declines of historical proportions in mid-August. The Trust's leverage was cut again in mid-August. Trading in the equity indices sector was also difficult as volatility dominated global stock markets, with the S&P dropping over 8% from its intra-month high only to bounce off of its lows once the Trust's exposure was reduced. At the end of July and into the first half of August, value-driven investment selection on an industry-wide basis was trumped by liquidity requirements; this massive liquidation of market neutral portfolios led Campbell's decision to sideline its value model and significantly reduce exposure to our statistical arbitrage models. The Trust earned the majority of its gains at the end of the quarter in the foreign exchange markets as higher-yielding currencies once again gained favor. Trading in the stock indices sector also posted positive results, as the markets breathed a collective sigh of relief that the Federal Reserve was seriously addressing the credit crisis and resulting economic impact. The Trust's portfolio maintained a lower risk posture throughout the month of September with full re-engagement resuming in the early part of the fourth quarter.

The fourth quarter started with mixed messages as corporate earnings' reports either beat estimates or severely disappointed, money centers and investment banks grappling with major credit related losses, housing data continuing to soften, and the Federal Open Market Committee (FOMC) complying with market expectations of a 25 basis point cut. High yielding currencies provided healthy gains early in the quarter battling back from August lows, however, the remainder of the quarter Campbell incurred its largest sector losses in currencies enduring the yen reaching levels not seen since June of 2005. Trading in global indices and cash equities proved a similar fate to the currency sector, initially beginning the quarter with gains followed up by two consecutive months of incurring losses related to U.S. recessionary fears spawning fears of a global slowdown in growth. Fixed Income began the quarter flat as credit quality remained an underlying concern, then moving to positive returns mid-quarter thanks to Treasuries posting the best month in 12 years, to finishing negative at year-end related to extreme volatility. Energy and base metals began the quarter with a minimal loss and flat performance, respectively, as the markets continued to wrestle with a tight supply/demand picture, deteriorating geo-political landscape, a weakening dollar and strong growth from India & China. This market landscape then switched to fears of slowing global growth and fundamental arguments for lower energy prices in which Campbell recorded losses in both sectors. The quarter ended with gains realized in base and precious metals as gold rallied 6% to all time highs amid strong buying in the face of a bounce in the U.S. dollar.

Campbell has responded to the performance difficulties of 2007 with intensified efforts in research, highlighting the need to diversify across investment horizons and to monitor and respond to sharp factor-risk contagion more nimbly. Our 36 years of experience shows that our investment in the research process continues to provide for evolutionary change, while our commitment to the discipline of systematic trading remains unchanged.

Best regards,


/s/ Theresa D. Becks

Theresa D. Becks
Chief Executive Officer

[LOGO]
Deloitte

                                                           Deloitte & Touche LLP
                                                           750 College Road East
                                                           Third Floor
                                                           Princeton, NJ 08540
                                                           USA
                                                           Tel: +1 609 514 3600
                                                           Fax: +1 609 514 3603
                                                           www.deloitte.com

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the "Trust"), including the condensed schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in shareholders' capital (net assets) for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of The Campbell Multi-Strategy Trust for the year ended December 31, 2004 and for the period November 6, 2003 (commencement of operations) through December 31, 2003, were audited by other auditors whose report, dated October 24, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2007, the results of its operations for the year then ended and the changes in shareholders' capital (net assets) for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Princeton, New Jersey                                   Member of
February 22, 2008                                       Deloitte Touche Tohmatsu






                                       II

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

INVESTMENT SECURITIES
---------------------
Common Stocks (United States)
-----------------------------
  Consumer Discretionary
    Autoliv Inc.                               4,920  $   259,333         0.12%
    Fortune Brands Inc.                        4,800  $   347,328         0.16%
    Wendy's International Inc.                 9,225  $   238,374         0.11%
    Other                                             $ 2,099,043         0.94%
                                                      -----------  -----------
Total Consumer Discretionary                          $ 2,944,078         1.33%
                                                      -----------  -----------

  Consumer Staples
                                                      $   567,389         0.25%
                                                      -----------  -----------

  Energy
    Penn Virginia Corp.                        4,934  $   215,270         0.10%
    Other                                             $   955,531         0.41%
                                                      -----------  -----------
  Total Energy                                        $ 1,170,801         0.51%
                                                      -----------  -----------

  Financials
                                                      $ 1,453,536         0.68%
                                                      -----------  -----------

  Health Care
    Psychiatric Solutions, Inc.*               7,911  $   257,108         0.12%
    Quest Diagnostics Inc.                     4,339  $   229,533         0.11%
    Other                                             $ 2,058,212         0.96%
                                                      -----------  -----------
  Total Health Care                                   $ 2,544,853         1.19%
                                                      -----------  -----------

  Industrials
    Parker Hannifin Corporation                2,690  $   202,584         0.09%
    Other                                             $ 1,656,036         0.76%
                                                      -----------  -----------
  Total Industrials                                   $ 1,858,620         0.85%
                                                      -----------  -----------

  Information Technology
    Trimble Navigation Ltd.*                   7,547  $   228,221         0.10%
    Other                                             $ 2,410,806         1.11%
                                                      -----------  -----------
  Total Information Technology                        $ 2,639,027         1.21%
                                                      -----------  -----------

  Materials
    Lubrizol Corp.                             4,855  $   262,947         0.12%
    Other                                             $   559,042         0.24%
                                                      -----------  -----------
  Total Materials                                     $   821,989         0.36%
                                                      -----------  -----------

  Telecommunication Services
                                                      $    52,803         0.02%
                                                      -----------  -----------

  Utilities
    DTE Energy Co.                            10,566  $   464,481         0.21%
    ONEOK Inc.                                 7,039  $   315,136         0.14%
    Other                                             $   371,691         0.18%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-1

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

  Total Utilities                                     $ 1,151,308         0.53%
                                                      -----------  -----------

Total Common Stocks (United States)
  (cost - $15,441,219)                                $15,204,404         6.93%
                                                      -----------  -----------

Common Stocks (Non-United  States)
Australia
  Materials                                           $    82,857         0.04%
                                                      -----------  -----------

Bermuda
  Financials                                          $   151,267         0.07%
                                                      -----------  -----------
  Information Technology                              $    46,947         0.02%
                                                      -----------  -----------
Total Bermuda                                         $   198,214         0.09%
                                                      -----------  -----------

Brazil
  Materials                                           $   109,796         0.05%
                                                      -----------  -----------
  Utilities                                           $    73,884         0.03%
                                                      -----------  -----------
Total Brazil                                          $   183,680         0.08%
                                                      -----------  -----------

Canada
  Consumer Discretionary                              $    37,641         0.02%
                                                      -----------  -----------
  Energy                                              $   273,413         0.12%
                                                      -----------  -----------
  Financials                                          $   190,507         0.09%
                                                      -----------  -----------
  Health Care                                         $   150,200         0.07%
                                                      -----------  -----------
  Industrials                                         $    54,298         0.02%
                                                      -----------  -----------
  Information Technology                              $    15,536         0.01%
                                                      -----------  -----------
Total Canada                                          $   721,595         0.33%
                                                      -----------  -----------

Great Britain
  Consumer Staples                                    $   120,591         0.06%
                                                      -----------  -----------
  Energy                                              $   197,266         0.09%
                                                      -----------  -----------
  Financials                                          $    23,980         0.01%
                                                      -----------  -----------
  Health Care                                         $   105,287         0.04%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-2

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

  Telecommunication Services                          $   144,236         0.07%
                                                      -----------  -----------
Total Great Britain                                   $   591,360         0.27%
                                                      -----------  -----------

Hong Kong
  Energy                                              $     7,700         0.00%
                                                      -----------  -----------

Indonesia
  Telecommunication Services                          $    43,984         0.02%
                                                      -----------  -----------

Japan
  Consumer Discretionary
    Tamron Co. Ltd.                            8,000  $   200,868         0.09%
    Other                                             $ 2,249,160         1.04%
                                                      -----------  -----------
  Total Consumer Discretionary                        $ 2,450,028         1.13%
                                                      -----------  -----------

  Consumer Staples
    Asahi Breweries Ltd.                      14,000  $   237,103         0.11%
    Other                                             $   726,616         0.32%
                                                      -----------  -----------
  Total Consumer Staples                              $   963,719         0.43%
                                                      -----------  -----------

  Energy                                              $   228,489         0.11%
                                                      -----------  -----------
  Financials                                          $ 1,626,416         0.75%
                                                      -----------  -----------
  Health Care                                         $   845,007         0.38%
                                                      -----------  -----------

  Industrials
    Hitachi Construction Machinery             6,700  $   200,913         0.09%
    Mitsubishi Electric Corporation           21,000  $   219,559         0.10%
    Other                                             $ 3,582,931         1.69%
                                                      -----------  -----------
  Total Industrials                                   $ 4,003,403         1.88%
                                                      -----------  -----------

  Information Technology
    Fujifilm Holdings Corp.                   6,400   $   270,975         0.12%
    Nintendo Company Ltd.                       600   $   359,307         0.17%
    Star Micronics Co. Ltd.                  11,800   $   259,312         0.12%
    Other                                             $ 1,399,399         0.64%
                                                      -----------  -----------
  Total Information Technology                        $ 2,288,993         1.05%
                                                      -----------  -----------

  Materials
    Denki Kagaku Kogyo Kabushiki              88,000  $   383,619         0.18%
    Other                                             $ 1,157,194         0.53%
                                                      -----------  -----------
  Total Materials                                     $ 1,540,813         0.71%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-3

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

  Telecommunication Services                          $    22,343         0.01%
                                                      -----------  -----------
  Utilities                                           $   410,930         0.18%
                                                      -----------  -----------
Total Japan                                           $14,380,141         6.63%
                                                      -----------  -----------

Korea South
  Financials                                          $    23,462         0.01%
                                                      -----------  -----------
  Materials                                           $    68,587         0.03%
                                                      -----------  -----------
  Telecommunication Services                          $    37,720         0.02%
                                                      -----------  -----------
Total Korea South                                     $   129,769         0.06%
                                                      -----------  -----------

Luxembourg
  Telecommunication Services                          $    10,733         0.00%
                                                      -----------  -----------

Mexico
  Materials                                           $       801         0.00%
                                                      -----------  -----------
  Telecommunication Services                          $    14,795         0.01%
                                                      -----------  -----------
Total Mexico                                          $    15,596         0.01%
                                                      -----------  -----------

Netherlands
  Energy                                              $   154,778         0.07%
                                                      -----------  -----------
  Financials                                          $    85,057         0.04%
                                                      -----------  -----------
  Information Technology                              $   315,139         0.14%
                                                      -----------  -----------
Total Netherlands                                     $   554,974         0.25%
                                                      -----------  -----------

Norway
  Energy                                              $     8,210         0.00%
                                                      -----------  -----------

People's Republic Of China
  Industrials                                         $    31,248         0.01%
                                                      -----------  -----------
  Information Technology                              $    36,423         0.02%
                                                      -----------  -----------
Total People's Republic Of China                      $    67,671         0.03%
                                                      -----------  -----------

South Africa
  Energy                                              $     9,004         0.00%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-4

                         THE CAMPBELL MULTI-STRATEGY TRUST
                         CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

  Materials                                           $    82,175         0.04%
                                                      -----------  -----------
Total South Africa                                    $    91,179         0.04%
                                                      -----------  -----------

Spain
  Energy                                              $    83,445         0.04%
                                                      -----------  -----------

Switzerland
  Health Care                                         $    19,453         0.01%
                                                      -----------  -----------

Taiwan Republic Of China
  Information Technology                              $    25,132         0.01%
                                                      -----------  -----------

Total Common Stocks (Non-United States)
  (cost - $17,478,910)                                $17,215,693         7.91%
                                                      -----------  -----------


United States Government Securities**
-------------------------------------

  Maturity      Maturity
 Face Value       Date           Description
------------  ------------  --------------------
$ 10,000,000   01/31/2008   U.S. Treasury  Bills
  (cost, including accrued interest, - $9,967,958)    $ 9,967,958         4.58%
                                                      -----------  -----------

Total investment securities
  (cost - $42,888,087)                                $42,388,055        19.42%
                                                      ===========  ===========

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

  Description
  -----------
    Purchased options on forward currency contracts
    (premiums paid - $529,064)                        $   356,853         0.16%
                                                      ===========  ===========

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

  Description
  -----------
    Written options on forward currency contracts
    (premiums received - $297,027)                    $  (137,688)       (0.06)%
                                                      ===========  ===========

FUTURES CONTRACTS PURCHASED
---------------------------

                 See Accompanying Notes to Financial Statements.


                                     III-5

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

  Description
  -----------
    Energy                                            $   614,264         0.28%
    Metals                                            $   229,423         0.11%
    Stock indices                                     $   805,261         0.37%
    Short-term interest rates                         $   328,255         0.15%
    Long-term interest rates                          $   285,589         0.13%
                                                      -----------  -----------
Net unrealized gain on futures
  contracts purchased                                 $ 2,262,792         1.04%
                                                      -----------  -----------

FUTURES CONTRACTS SOLD
----------------------

  Description
  -----------
    Energy                                            $  (485,309)       (0.22)%
    Metals                                            $    70,554         0.03%
    Stock indices                                     $   (29,047)       (0.01)%
    Short-term interest rates                         $  (305,904)       (0.14)%
    Long-term interest rates                          $    55,112         0.03%
                                                      -----------  -----------
Net unrealized loss on futures
  contracts sold                                      $  (694,594)       (0.31)%
                                                      -----------  -----------

Net unrealized gain on futures
  contracts                                           $ 1,568,198         0.73%
                                                      ===========  ===========

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

  Description
  -----------
    British Pound, 3/19/08                            $(4,998,266)       (2.30)%
    Other long forward currency
      contracts                                       $   394,083         0.18%
                                                      -----------  -----------
Total long forward currency contracts                 $(4,604,183)       (2.12)%
                                                      -----------  -----------


SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

  Description
  -----------
    Various short forward currency
      contracts                                       $  (980,355)       (0.45)%
                                                      -----------  -----------
Total short forward currency contracts                $  (980,355)       (0.45)%
                                                      -----------  -----------
Net unrealized loss on forward
  currency contracts                                  $(5,584,538)      (2.57)%
                                                      ===========  ===========

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

Common Stocks (United States)
-----------------------------
  Consumer Discretionary
    Best Buy Co. Inc.                          4,780  $   251,667         0.12%
    Other                                             $ 1,453,089         0.63%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-6

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

  Total Consumer Discretionary                        $ 1,704,756         0.75%
                                                      -----------  -----------

  Consumer Staples
    Archer-Daniels Midland Co.                13,316  $   618,262         0.28%
    Hormel Foods Corp.                         6,708  $   271,540         0.12%
    United Natural Foods Inc.***               7,113  $   225,624         0.10%
    Other                                             $   279,282         0.13%
                                                      -----------  -----------
  Total Consumer Staples                              $ 1,394,708         0.63%
                                                      -----------  -----------

  Energy
    Arch Coal Inc.                             4,579  $   205,734         0.09%
    Helmerich & Payne Inc.                     8,589  $   344,161         0.16%
    Hess Corporation                           2,230  $   224,918         0.10%
    Range Resources Corp.                      5,883  $   302,151         0.14%
    Other                                             $ 1,093,359         0.53%
                                                      -----------  -----------
  Total Energy                                        $ 2,170,323         1.02%
                                                      -----------  -----------

  Financials
    Charles Schwab Corp.                       8,059  $   205,907         0.09%
    Other                                             $ 1,338,713         0.63%
                                                      -----------  -----------
  Total Financials                                    $ 1,544,620         0.72%
                                                      -----------  -----------

  Health Care
    Centene Corp.***                          14,323  $   393,023         0.18%
    Haemonetics Corp.***                       4,408  $   277,792         0.13%
    Unitedhealth Group, Inc.                   8,324  $   484,457         0.22%
    Varian Medical Systems Inc.***             4,133  $   215,577         0.10%
    WellPoint Inc.***                          4,166  $   365,483         0.17%
    Other                                             $ 1,573,254         0.74%
                                                      -----------  -----------
  Total Health Care                                   $ 3,309,586         1.54%
                                                      -----------  -----------

  Industrials
    Acuity Brands, Inc.                        6,000  $   270,000         0.12%
    C H Robinson Worldwide Inc.                4,972  $   269,085         0.12%
    Herman Miller Inc.                         6,218  $   201,401         0.09%
    Other                                             $ 1,556,189         0.72%
                                                      -----------  -----------
  Total Industrials                                   $ 2,296,675         1.05%
                                                      -----------  -----------

  Information Technology
    CNET Networks Inc. ***                    58,299  $   532,853         0.25%
    Photronics Inc.***                        18,001  $   224,472         0.10%
    Other                                             $ 1,869,476         0.85%
                                                      -----------  -----------
  Total Information Technology                        $ 2,626,801         1.20%
                                                      -----------  -----------

  Materials
    Steel Dynamics Inc.                        3,918  $   233,395         0.11%

                 See Accompanying Notes to Financial Statements.


                                     III-7

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

    United States Steel Corp.                  2,051  $   247,986         0.11%
    Other                                             $   370,140         0.16%
                                                      -----------  -----------
  Total Materials                                     $   851,521         0.38%
                                                      -----------  -----------

  Utilities
    Southern Co.                               6,840  $   265,050         0.12%
    Other                                             $   591,527         0.27%
                                                      -----------  -----------
  Total Utilities                                     $   856,577         0.39%
                                                      -----------  -----------

Total Common Stocks (United States)
  (cost - $16,722,979)                                $16,755,567         7.68%
                                                      -----------  -----------

Common Stocks (Non-United States)
---------------------------------

Brazil
  Consumer Staples                                    $   211,126         0.09%
                                                      -----------  -----------
  Financials                                          $    14,120         0.01%
                                                      -----------  -----------
  Telecommunication Services                          $    34,241         0.02%
                                                      -----------  -----------
Total Brazil                                          $   259,487         0.12%
                                                      -----------  -----------

Canada
  Energy                                              $    26,494         0.01%
                                                      -----------  -----------
  Materials                                           $   189,889         0.09%
                                                      -----------  -----------
  Telecommunication Services                          $    14,390         0.01%
                                                      -----------  -----------
Total Canada                                          $   230,773         0.11%
                                                      -----------  -----------

Cayman Islands
  Information Technology                              $    53,657         0.02%
                                                      -----------  -----------

France
  Financials                                          $    56,269         0.03%
                                                      -----------  -----------

Germany
  Financials                                          $    23,553         0.01%
                                                      -----------  -----------

Great Britain
  Consumer Staples                                    $    10,253         0.00%
                                                      -----------  -----------
  Telecommunication Services                          $    11,942         0.01%
                                                      -----------  -----------
Total Great Britain                                   $    22,195         0.01%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-8

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

Ireland
  Industrials                                         $     8,953         0.00%
                                                      -----------  -----------

Japan
  Consumer Discretionary
    Calsonic Kansei Corporation               42,000  $   214,671         0.10%
    Chiyoda Corporation                       16,200  $   282,483         0.13%
    NGK Spark Plug Co. Ltd.                   20,000  $   350,177         0.16%
    Sankyo Co. Ltd.                            4,500  $   209,059         0.10%
    Sharp Corporation                         13,000  $   233,899         0.11%
    Other                                             $ 2,487,016         1.13%
                                                      -----------  -----------
  Total Consumer Discretionary                        $ 3,777,305         1.73%
                                                      -----------  -----------

  Consumer Staples
    Nisshin Seifun Group Inc.                 22,500  $   226,178         0.10%
    Other                                             $   598,931         0.28%
                                                      -----------  -----------
  Total Consumer Staples                              $   825,109         0.38%
                                                      -----------  -----------

  Energy                                              $    60,431         0.03%
                                                      -----------  -----------
  Financials                                          $ 2,036,069         0.92%
                                                      -----------  -----------
  Health Care                                         $   470,250         0.20%
                                                      -----------  -----------
  Industrials
    Obayashi Corporation                      45,000  $   226,380         0.10%
    Other                                             $ 3,582,066         1.60%
                                                      -----------  -----------
  Total Industrials                                   $ 3,808,446         1.70%
                                                      -----------  -----------

  Information Technology                              $ 1,607,377         0.73%
                                                      -----------  -----------

  Materials
    Kureha Corporation                        67,000  $   359,844         0.17%
    Other                                             $ 1,171,488         0.51%
                                                      -----------  -----------
  Total Materials                                     $ 1,531,332         0.68%
                                                      -----------  -----------

  Telecommunication Services
    NTT Docomo Inc.                              143  $   238,088         0.11%
                                                      -----------  -----------

  Utilities                                           $    39,628         0.13%
                                                      -----------  -----------
Total Japan                                           $14,394,035         6.61%
                                                      -----------  -----------

Mexico
  Consumer Discretionary                              $    67,079         0.03%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-9

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

  Materials                                           $     7,367         0.00%
                                                      -----------  -----------
Total Mexico                                          $    74,446         0.03%
                                                      -----------  -----------

Netherlands
  Consumer Staples                                    $     9,990         0.00%
                                                      -----------  -----------
  Industrials                                         $    47,111         0.02%
                                                      -----------  -----------
Total Netherlands                                     $    57,101         0.02%
                                                      -----------  -----------

New Zealand
  Telecommunication Services                          $     2,674         0.00%
                                                      -----------  -----------

Peru
  Materials                                           $    25,866         0.01%
                                                      -----------  -----------

Philippines
  Telecommunication Services                          $   173,172         0.08%
                                                      -----------  -----------

Russia
  Telecommunication Services                          $    17,098         0.01%
                                                      -----------  -----------

Singapore
  Information Technology                              $    21,322         0.01%
                                                      -----------  -----------

South Africa
  Materials                                           $    18,676         0.01%
                                                      -----------  -----------

Spain
  Financials                                          $   120,728         0.05%
                                                      -----------  -----------

Switzerland
  Financials                                          $     3,588         0.00%
                                                      -----------  -----------
  Health Care                                         $    69,517         0.03%
                                                      -----------  -----------
  Materials                                           $    23,152         0.01%
                                                      -----------  -----------
Total Switzerland                                     $    96,257         0.04%
                                                      -----------  -----------

Taiwan Republic Of China
  Information Technology                              $    38,250         0.02%
                                                      -----------  -----------

Total Common Stocks (Non-United States)
  (cost - $15,865,249)                                $15,694,512         7.19%
                                                      -----------  -----------

                 See Accompanying Notes to Financial Statements.


                                     III-10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                    % of Net
                                           Shares      Value ($)   Asset Value
                                         -----------  -----------  -----------

Total investment securities sold short
  (proceeds - $32,588,228)                            $32,450,079        14.87%
                                                      ===========  ===========

================================================================================

*     Non-income producing security.
** Pledged as collateral for the trading of futures, forwards and equity securities.
***   Security did not pay a dividend during the previous twelve months.

                 See Accompanying Notes to Financial Statements.


                                     III-11

                         THE CAMPBELL MULTI-STRATEGY TRUST
                        STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

ASSETS
  Investment in securities, at value (cost $42,888,087)            $ 42,388,055
  Options purchased, at fair value
    (premiums paid - $529,064)                                          356,853
  Cash deposits with custodian                                        4,910,017
  Cash deposits with securities broker                              222,418,218
  Restricted cash deposits with futures broker                       12,873,179
  Cash deposits with forwards broker                                  3,990,719
  Restricted cash deposits with forwards broker                      14,133,792
  Cash                                                                1,463,473
  Net unrealized gain on open futures contracts                       1,568,198
  Receivable for securities sold                                     22,335,253
  Dividends receivable                                                   45,707
  Interest receivable                                                   834,820
                                                                   ------------
    Total assets                                                    327,318,284
                                                                   ------------
LIABILITIES
  Securities sold short at value (proceeds - $32,588,228)          $ 32,450,079
  Options written at fair value
    (premiums received - $297,027)                                      137,688
  Net unrealized loss on open forward currency contracts              5,584,538
  Payable for securities purchased                                   22,298,938
  Accounts payable                                                      344,860
  Accrued commissions and other trading fees on open futures,
    forward currency and options on forward currency contracts           20,262
  Securities brokerage fees payable                                      19,772
  Dividends payable                                                      30,603
  Redemptions payable                                                48,333,980
  Sales fee payable                                                     399,903
  Offering costs payable                                                165,711
  Subscription deposits                                                 100,000
                                                                   ------------
    Total liabilities                                               109,886,334
                                                                   ------------
NET ASSETS                                                         $217,431,950
                                                                   ============
SHAREHOLDERS' CAPITAL (Net Assets)
  205,017.841 shares outstanding at December 31, 2007;
   unlimited shares authorized                                     $217,431,950
                                                                   ------------
   Total shareholders' capital (Net Assets)
     (equivalent to $1,060.55 per share
      based on 205,017.841 shares outstanding)                     $217,431,950
                                                                   ============

                 See Accompanying Notes to Financial Statements.


                                       IV

                       THE CAMPBELL MULTI-STRATEGY TRUST
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31,2007

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of $24,853)   $   3,097,427
  Interest income                                                    15,289,190
                                                                  -------------
    Total income                                                     18,386,617
                                                                  -------------
EXPENSES
  Sales fee                                                           6,042,383
  Trading management fee                                              6,072,243
  Performance fee                                                     1,384,483
  Dividends on securities sold short                                  1,969,099
  Stock loan fees                                                     1,262,511
  Professional fees                                                     241,522
  Offering costs                                                      2,277,094
  Custodian fees                                                        780,190
  Trustees' fees                                                         80,000
                                                                  -------------
    Total expenses                                                   20,109,525
                                                                  -------------
    Trading management fees waived                                   (1,853,240)
                                                                  -------------
    Net expenses                                                     18,256,285
                                                                  -------------
    Net investment income                                               130,332
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  Net realized gain (loss) from investments:
    Investment securities trading, net                              (12,910,947)
    Loss on securities sold short                                   (22,141,579)
    Loss from option contracts purchased                            (10,843,190)
    Gain from option contracts written                                6,164,010
    Futures trading, net                                            (12,167,474)
    Forwards trading, net                                              (811,838)
                                                                  -------------
      Total net realized loss from investments                      (52,711,018)
                                                                  -------------
  Net change in unrealized appreciation (depreciation)
    of investments:
    Investment securities trading                                    (6,814,266)
    Gain on investment securities sold short                          8,073,814
    Loss from option contracts purchased                               (201,299)
    Gain from option contracts written                                  160,775
    Futures trading                                                  (3,922,426)
    Forwards trading                                                (12,240,481)
                                                                  -------------
      Net change in unrealized appreciation
        (depreciation) of investments                               (14,943,883)
                                                                  -------------
        Net realized and unrealized loss from investments           (67,654,901)
                                                                  -------------
          Net decrease in net assets from operations              $ (67,524,569)
                                                                  =============

                 See Accompanying Notes to Financial Statements.


                                        V

                       THE CAMPBELL MULTI-STRATEGY TRUST
          STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                         Total     Shareholder's
                                                       Number of     Capital
                                                        Shares     (Net assets)
                                                     ------------  ------------

Balances at December 31, 2005                          19,926.407  $ 26,557,216
                                                     ------------  ------------
Increase (decrease) in net assets from operations:
  Net investment loss                                                  (437,634)
  Net realized loss from investments                                   (918,923)
  Net change in unrealized appreciation of
    investments                                                      11,365,213
                                                                   ------------
    Increase in net assets from operations                           10,008,656
                                                                   ------------
Capital transactions:
  Shareholder subscriptions                           203,804.023   258,948,558
  Shareholder redemptions                              (2,858.854)   (3,631,613)
                                                     ------------  ------------
    Total capital transactions                        200,945.169   255,316,945
                                                     ------------  ------------
Balances at December 31, 2006                         220,871.576   291,882,817
                                                     ------------  ------------
Increase (decrease) in net assets from operations:
  Net investment income                                                 130,332
  Net realized loss from investments                                (52,711,018)
  Net change in unrealized appreciation
   (depreciation) of investments                                    (14,943,883)
                                                                   ------------
    Decrease in net assets from operations                          (67,524,569)
                                                                   ------------
Capital transactions:
  Shareholder subscriptions                            65,415.397    83,405,855
  Shareholder redemptions                             (81,269.132)  (90,332,153)
                                                     ------------  ------------
  Total capital transactions                          (15,853.735)   (6,926,298)
                                                     ------------  ------------
Balances at December 31, 2007                         205,017.841  $217,431,950
                                                     ============  ============

                 See Accompanying Notes to Financial Statements.


                                       VI

                       THE CAMPBELL MULTI-STRATEGY TRUST
                              FINANCIAL HIGHLIGHTS
                               DECEMBER 31, 2007

The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2007, 2006, 2005, 2004, and for the period November 6, 2003 (commencement of operations) through December 31, 2003. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

                                          For the Year      For the Year     For the Year       For the Year     For the Period
                                             Ended             Ended            Ended              Ended            Ended
                                          December 31,      December 31,     December 31,       December 31,      December 31,
                                              2007              2006             2005               2004             2003
                                         -------------     -------------     -------------     -------------     -------------
Net asset value per share, beginning
of period                                $    1,321.50     $    1,332.76     $    1,147.79     $    1,052.74     $    1,000.00
                                         -------------     -------------     -------------     -------------     -------------
Income (loss) from operations:
  Net realized and unrealized gain
  (loss) on investment transactions (1)        (261.47)            (7.27)           257.24            152.88             72.76
  Net investment income (loss) (1)                0.52             (3.99)           (72.27)           (57.83)           (20.02)
                                         -------------     -------------     -------------     -------------     -------------
    Total from investment operations           (260.95)           (11.26)           184.97             95.05             52.74
                                         -------------     -------------     -------------     -------------     -------------
Net asset value per share at end
of period                                $    1,060.55     $    1,321.50     $    1,332.76     $    1,147.79     $    1,052.74
                                         =============     =============     =============     =============     =============
Total Return (2)                                (19.75)%           (0.84)%           16.12%             9.03%             5.27%
                                         =============     =============     =============     =============     =============
Total Return
  prior to performance fee (2)                  (19.24)%           (0.81)%           19.35%            10.34%             6.55%
                                         =============     =============     =============     =============     =============
Supplemental Data

  Net Assets at the end of period        $ 217,431,950     $ 291,882,817     $  26,557,216     $  19,691,165     $  10,562,863
Ratios to average net asset value:
  Net expenses prior to
    performance fee (3,6)                         5.48%             6.34%             6.07%             5.54%             5.80%
  Performance Fee (2)                             0.45%             0.07%             3.40%             1.73%             1.25%
                                         =============     =============     =============     =============     =============
    Net expenses (6)                              5.93%             6.41%             9.47%             7.27%             7.05%
                                         =============     =============     =============     =============     =============
  Net investment income (loss) (3,6)              0.04%            (0.32)%           (5.65)%           (5.07)%           (5.48)%
                                         =============     =============     =============     =============     =============
Portfolio turnover rate (3,4)                    1,000%              724%            1,474%            1,849%            1,892%
                                         =============     =============     =============     =============     =============
Average Commission Rate Paid (4,5)       $      0.0009     $      0.0012     $      0.0030     $      0.0049     $      0.0045
                                         =============     =============     =============     =============     =============

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

================================================================================

(1) Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)   Not annualized for the period ended December 31, 2003.

(3)   Annualized for the period ended December 31, 2003.

(4)   Applies only to the equities portion of the portfolio.

(5) Average commision rate paid is calculated by dividing the commissions by total shares purchased and sold.

(6) Such percentages are after the waived trading management fees. The Advisor voluntarily waived a portion of its trading management fee (equal to 0.60% of average net assets) in 2007.

                 See Accompanying Notes to Financial Statements.


                                      VII

                       THE CAMPBELL MULTI-STRATEGY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2007

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.    General Description of the Trust

      The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

      The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

B.    Method of Reporting

      The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates. For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.    Cash


      Cash includes cash and short-term time deposits held at financial institutions.

D.    Futures, Forward Currency and Options on Forward Currency Contracts

      Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

      Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of option written. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.    Investment Securities

      Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.


                                     VIII-1

                       THE CAMPBELL MULTI-STRATEGY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2007

F.    Income Tax

      The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

G.    Offering Costs

      Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2007, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $165,711. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

      If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2007, the amount of unreimbursed offering costs incurred by the Adviser is $2,972,128.

H.    Foreign Currency Transactions

      The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

I.    Recently Issued Accounting Pronouncements

      Effective June 29, 2007, the Trust implemented Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48)". FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 does not have a material impact on the Trust's financial statements. The Trust files federal and state tax returns. The 2004 through 2007 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

      In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The impact on the Trust's financial statement disclosure, if any, is currently being assessed.


                                     VIII-2

                       THE CAMPBELL MULTI-STRATEGY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2007

Note 2. INVESTMENT ADVISER

      The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trusts month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined). In August 2007, the Adviser decided to waive the monthly management fee from September 1, 2007 through December 31, 2008. During 2007, the total amount of waived management fees was $1,853,240.

Note 3. SALES FEE

      Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4. ADMINISTRATIVE EXPENSES

      Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the period ended December 31, 2007.

Note 5. DEPOSITS WITH COMMODITY BROKER

      The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

      The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6. DEPOSITS WITH CUSTODIAN

      The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

      Assets on deposit with a custodian are subject to credit risk. In the event of a custodians insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7. SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

      Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Adviser on behalf of the Trust.

      The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.


                                     VIII-3

                       THE CAMPBELL MULTI-STRATEGY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2007

      During the year ended December 31, 2007, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

                          Repurchase         Repurchase        Repurchase         Repurchase
                        March 31, 2007     June 30, 2007   September 30, 2007  December 31, 2007
                      -----------------  -----------------  -----------------  -----------------
Commencement Date     February 15, 2007    May 15, 2007      August 10, 2007   November 12, 2007

Percentage of
Outstanding Shares                  1.8%               3.3%               8.5%              18.3%
Tendered

Percentage of
Outstanding Shares                  1.8%               3.3%               8.5%              18.3%
Repurchased
Amount of Repurchase      $   5,481,487      $  11,828,360      $  24,688,326      $  48,333,980

      The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8. SECURITIES TRANSACTIONS

      The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2007 were $3,709,828,265 and $3,672,115,326, respectively.

      The U.S. federal income tax basis of the Trusts investments at December 31, 2007 was as follows:

Investment securities                                              $ 42,388,055
Securities sold short                                                32,450,079
Open forward currency contracts                                      (5,702,199)
Open futures contracts                                                1,897,700
Option contracts written                                                137,688
Option contracts purchased                                              356,853

      The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $211,841 (gross unrealized appreciation was $813,616 and gross unrealized depreciation was $1,025,457).


                                     VIII-4

                       THE CAMPBELL MULTI-STRATEGY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2007


Note 9. OPTIONS WRITTEN

      Transactions in options written during the year ended December 31, 2007 were as follows:

                                                       Number         Premiums
                                                   of Contracts       Received
                                                    ----------       ----------
Options outstanding at December 31, 2006                    30       $   76,584
Options written                                          1,416        6,384,453
Options expired                                         (1,242)      (5,388,371)
Options exercised                                         (164)        (775,639)
                                                    ----------       ----------
Options outstanding at December 31, 2007                    40       $  297,027
                                                    ==========       ==========


Note 10. TRADING ACTIVITIES AND RELATED RISKS

      The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

      The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

      The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

      The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at December 31, 2007 was $9,967,958, which equals approximately 5% of Net Asset Value.

      For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

      The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Shareholders bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, redemptions received.

      All open futures, forwards and options on forward currency contracts mature within one year.


                                     VIII-5

                       THE CAMPBELL MULTI-STRATEGY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2007


Note 11. INDEMNIFICATIONS

      In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.


                                     VIII-6

                                 PRIVACY POLICY

The Trust and the Adviser firmly believe that investors are entitled to the very best service they can offer - and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and the Adviser.

In the normal course of business, investors give the Trust and the Adviser non-public personal information. The Trust and the Adviser use this information to manage each investor's account, direct transactions and provide each investor with valuable information. The Trust and the Adviser may collect this information through forms, interviews, transaction history of an investor's account, or third parties. The information includes each investor's name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and the Adviser may need to service an investor's account. The Trust and the Adviser maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor the Adviser provides customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and the Adviser in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and the Adviser require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and the Adviser also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and the Adviser will continue to adhere to the privacy policies and practices described in this Memorandum with respect to information about former Shareholders who have redeemed their Shares.

                                       IX

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust:

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the "Trust"), including the condensed of schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in shareholders' capital (net assets) for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of The Campbell Multi-Strategy Trust for the year ended December 31, 2004 and for the period November 6, 2003 (commencement of operations) through December 31, 2003, were audited by other auditors whose report, dated October 24, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2007, the results of its operations for the year then ended, the changes in its shareholders' capital (net assets) for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
February 22, 2008

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED
                            SCHEDULE OF INVESTMENTS

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Campbell Multi-Strategy Trust (the "Trust"), as of December 31, 2007, and for the year then ended and have issued our report thereon dated February 22, 2008 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Trust's schedule of investments in securities (the "Schedule") as of December 31, 2007 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Princeton, New Jersey
February 22, 2008

Item 2. Code of Ethics
----------------------

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, controller, assistant controller and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser's corporate secretary, Court Towers Building, 210 West Pennsylvania Ave., Suite 770, Towson, Maryland 21204 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert

At a meeting of the Board of Trustees held on June 12, 2007, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the "Audit Committee Financial Expert" as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is "independent."

Item 4. Principal Accountant Fees and Services

(a) Audit Fees - the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $57,350 for 2007 and $49,864 for 2006.

(b) Audit-Related Fees - there were no audit related fees billed to the registrant in 2007 or 2006 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - there were no tax fees billed in 2007 or 2006 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) Other Fees - there were no other fees billed for 2007 or 2006 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) 1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                      AUDIT COMMITTEE PRE-APPROVAL PROCESS

      The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm ("independent accountants"), including the fees to be paid therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Audit Committee at each of its scheduled meetings.

      Pre-approval for a permitted non-audit service shall not be required if:
(1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants' engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

      The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

      1. bookkeeping or other services related to the accounting records or financial statements of the Trust;
      2.    financial information systems design and implementation;
      3. appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
      4.    actuarial services;
      5.    internal audit outsourcing services;
      6.    management functions or human resources;
      7. broker or dealer, investment adviser, or investment banking services;
      8.    legal services and expert services unrelated to the audit; and
      9. any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

e) 2) No services included in b) - d) above were approved pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)    Not applicable as less than 50%.

g) There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2007 or 2006.

h) The registrant's Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant's investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

INVESTMENT SECURITIES
---------------------

                                                                        % of Net
                                                                          Asset
                                              Shares       Value ($)      Value
                                              ------     ------------   --------
Common Stocks (United States)
-----------------------------
  Consumer Discretionary
    99 Cents Only Stores*                        503     $      4,004     0.00%
    American Greetings Corp Cl A               1,823     $     37,007     0.02%
    Arbitron Inc                                 680     $     28,268     0.01%
    Autoliv Inc.                               4,920     $    259,333     0.12%
    Autozone Inc *                                91     $     10,912     0.01%
    Bed Bath Beyond Inc *                      1,645     $     48,347     0.02%
    Big Lots Inc *                             3,984     $     63,704     0.03%
    Black & Decker Mfg Co                      1,231     $     85,739     0.04%
    Borders Group Inc                          1,462     $     15,570     0.01%
    Callaway Golf Co                           5,863     $    102,192     0.05%
    Career Ed Corp *                           1,782     $     44,799     0.02%
    Cbrl Group Inc                               322     $     10,430     0.00%
    Champion Enterprises Inc*                  4,018     $     37,850     0.02%
    Coldwater Creek Inc *                      1,462     $      9,781     0.00%
    Collective Brands Inc*                       548     $      9,530     0.00%
    Columbia Sportswear Co                       152     $      6,702     0.00%
    Darden Restaurants Inc                       546     $     15,130     0.01%
    Dick's Sporting Goods*                     1,284     $     35,644     0.02%
    Dollar Tree Stores Inc*                    1,785     $     46,267     0.02%
    Eastman Kodak Co                           1,643     $     35,932     0.02%
    Ethan Allen Interiors Inc                    318     $      9,063     0.00%
    Family Dollar Stores Inc                   1,954     $     37,575     0.02%
    Fortune Brands Inc.                        4,800     $    347,328     0.16%
    Fossil Inc *                                 849     $     35,641     0.02%
    Guess Inc                                  1,300     $     49,257     0.02%
    Harley Davidson Inc                        1,500     $     70,065     0.03%
    Hibbett Sporting Goods Inc*                  320     $      6,394     0.00%
    Itt Edl Svcs Inc *                         1,636     $    139,502     0.06%
    Jarden Corp *                                864     $     20,399     0.01%
    Johnson Ctls Inc                           3,502     $    126,212     0.06%
    Landrys Restaurants Inc                    4,290     $     84,513     0.04%
    Liz Claiborne Inc                          5,951     $    121,103     0.06%
    Mattel Inc                                   468     $      8,911     0.00%
    Mens Wearhouse Inc                         2,006     $     54,122     0.02%
    Newell Rubbermaid Inc                      1,242     $     32,143     0.01%
    Officemax Inc                              1,185     $     24,482     0.01%
    Pacific Sunwear Calif Inc*                   684     $      9,651     0.00%
    Petsmart Inc                               4,973     $    117,015     0.05%
    Phillips-Van Heusen Corp                     228     $      8,404     0.00%
    Polo Ralph Lauren Corp Cl A                   90     $      5,561     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Pulte Homes Inc                              411     $      4,332     0.00%
    Quiksilver Inc *                           1,355     $     11,626     0.01%
    Regal Entertainment Group Cl A             2,086     $     37,694     0.02%
    Rent A Ctr Inc New *                         547     $      7,942     0.00%
    Ruby Tuesday Inc                           1,413     $     13,777     0.01%
    Sothebys Cl A                                683     $     26,022     0.01%
    Stanley Wks                                1,367     $     66,272     0.03%
    Starwood Hotels                              956     $     42,093     0.02%
    Strayer Ed Inc                               228     $     38,892     0.02%
    Target Corp                                  822     $     41,100     0.02%
    Tenneco Inc *                              1,502     $     39,157     0.02%
    Thor Industries Inc                          136     $      5,169     0.00%
    Vf Corp                                    1,280     $     87,885     0.04%
    Weight Watchers Intl Inc                   1,533     $     69,261     0.03%
    Wendy's International Inc.                 9,225     $    238,374     0.11%
                                                         ------------   ------
  Total Consumer Discretionary                           $  2,944,078     1.33%
                                                         ------------   ------

  Consumer Staples
    Bunge Ltd                                    683     $     79,508     0.04%
    Chattem Inc *                                277     $     20,925     0.01%
    Coca Cola Enterprises Inc                  1,376     $     35,817     0.02%
    Corn Prods Intl Inc                          256     $      9,408     0.00%
    Cvs Caremark Corp                          2,925     $    116,269     0.05%
    Del Monte Foods Co                           840     $      7,946     0.00%
    Hain Celestial Group Inc*                    498     $     15,936     0.01%
    Hansen Nat Corp *                            115     $      5,093     0.00%
    Molson Coors Brewing                          90     $      4,646     0.00%
    Nbty Inc *                                   359     $      9,837     0.00%
    Safeway Inc                                3,279     $    112,175     0.05%
    Wm Wrigley Jr Co                           2,559     $    149,829     0.07%
                                                         ------------   ------
  Total Consumer Staples                                 $    567,389     0.25%
                                                         ------------   ------

  Energy
    Berry Pete Co Cl A                         1,048     $     46,584     0.02%
    Cameron Intl Corp *                        3,838     $    184,723     0.08%
    Carbo Ceramics Inc                         2,800     $    104,160     0.05%
    Comstock Res Inc *                            91     $      3,094     0.00%
    Encore Acquisition Co*                       970     $     32,369     0.01%
    Exxon Mobil Corp                              54     $      5,059     0.00%
    Helix Energy Solutions Group I*            1,508     $     62,582     0.03%
    National-Oilwell Varco Inc*                  820     $     60,237     0.03%
    Occidental Pete Corp                         182     $     14,012     0.01%
    Oceaneering Intl Inc*                      1,610     $    108,434     0.05%
    Oil Sts Intl Inc *                           247     $      8,428     0.00%
    Overseas Shipholding Group Inc               136     $     10,122     0.00%
    Penn Virginia Corp.                        4,934     $    215,270     0.10%
    Petrohawk Energy Corp*                     4,259     $     73,723     0.03%
    Schlumberger                                 407     $     40,037     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    St Mary Land & Expl Co                     1,964     $     75,830     0.03%
    W-H Energy Svcs Inc *                        190     $     10,680     0.00%
    Xto Energy Inc                             2,248     $    115,457     0.05%
                                                         ------------   ------
  Total Energy                                           $  1,170,801     0.51%
                                                         ------------   ------

  Financials
    Aflac Inc                                    319     $     19,979     0.01%
    Brandywine Realty Trust                    3,797     $     68,080     0.03%
    Bre Properties Inc Cl A                    1,199     $     48,595     0.02%
    Cash America International Inc               548     $     17,700     0.01%
    Cbl & Associates Properties In             2,450     $     58,580     0.03%
    Cincinnati Finl Corp                       1,730     $     68,404     0.03%
    Cna Finl Corp                                454     $     15,309     0.01%
    Corporate Office Properties Tr                90     $      2,835     0.00%
    Delphi Finl Group Inc Cl A                 2,189     $     77,228     0.04%
    Duke Realty Corp                           1,921     $     50,100     0.02%
    East-West Bancorp Inc                        639     $     15,483     0.01%
    Essex Ppty Tr Inc                             46     $      4,485     0.00%
    Felcor Lodging Trust                         457     $      7,125     0.00%
    First Cmnty Bancorp Calif                    121     $      4,990     0.00%
    First Industrial Realty Trust                379     $     13,113     0.01%
    General Growth Properties                    274     $     11,283     0.01%
    Health Care Ppty Invs Inc Medi*            2,239     $     77,872     0.04%
    Hospitality Properties Trust               3,040     $     97,949     0.05%
    Hrpt Properties Trust                      2,674     $     20,670     0.01%
    Jones Lang Lasalle Inc                       408     $     29,033     0.01%
    Lasalle Hotel Properties                     457     $     14,578     0.01%
    Macerich Co                                  957     $     68,004     0.03%
    Marshal Ilsly                              4,366     $    115,612     0.05%
    Metlife Inc                                1,185     $     73,020     0.03%
    Nasdaq Stk Mkt Inc *                         498     $     24,646     0.01%
    Northern Trust Corp                          548     $     41,966     0.02%
    Pennsylvania Real Estate Inves             2,103     $     62,417     0.03%
    Philadelphia Cons Hldg Corp*                 410     $     16,134     0.01%
    Plum Creek Timber Company Inc                404     $     18,600     0.01%
    Protective Life Corp Del                     845     $     34,662     0.02%
    Regency Centers Corp                         457     $     29,472     0.01%
    State Str Corp                               731     $     59,357     0.03%
    Tanger Factory Outlet Centers              2,694     $    101,591     0.05%
    Ucbh Holdings Inc                            497     $      7,038     0.00%
    Vornado Realty Trust                         101     $      8,883     0.00%
    Washington Mutual Inc                      1,639     $     22,307     0.01%
    Xl Capital Ltd Cl-A                          923     $     46,436     0.02%
                                                         ------------   ------
  Total Financials                                       $  1,453,536     0.68%
                                                         ------------   ------

  Health Care
    Allergan Inc                                 227     $     14,582     0.01%
    Alpharma Inc Cl A*                         2,010     $     40,502     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    American Medical Systems Holdi*              364     $      5,263     0.00%
    Amerigroup Corp *                          1,500     $     54,675     0.03%
    Amn Healthcare Services Inc*                 466     $      8,001     0.00%
    Arthrocare Corp *                            456     $     21,911     0.01%
    Baxter Intl Inc                              749     $     43,479     0.02%
    Beckman Coulter Inc                          888     $     64,646     0.03%
    Biogen Idec Inc*                             690     $     39,275     0.02%
    Biomarin Pharmaceutical Inc*                 730     $     25,842     0.01%
    Bristol Myers Squibb Co                    3,017     $     80,011     0.04%
    Cardinal Health Inc                        1,188     $     68,607     0.03%
    Celgene Corp *                             1,790     $     82,716     0.04%
    Cigna Corp                                 1,141     $     61,306     0.03%
    Coventry Hlth Care Inc*                    1,444     $     85,557     0.04%
    Davita Inc *                               1,000     $     56,350     0.03%
    Edwards Lifesciences Corp*                 3,199     $    147,122     0.07%
    Endo Pharmaceuticals Hldgs Inc*            1,966     $     52,433     0.02%
    Gen-Probe Inc New *                          182     $     11,453     0.01%
    Genentech Inc *                              180     $     12,073     0.01%
    Genzyme Corp *                               590     $     43,920     0.02%
    Health Net Inc *                             234     $     11,302     0.01%
    Healthextras Inc *                         1,002     $     26,132     0.01%
    Healthways Inc*                              155     $      9,058     0.00%
    Hologic Inc *                                775     $     53,196     0.02%
    Idexx Labs Inc *                             309     $     18,117     0.01%
    Immucor Inc *                                511     $     17,369     0.01%
    Ims Health Inc                             6,809     $    156,879     0.07%
    Inventiv Health Inc *                        313     $      9,690     0.00%
    Inverness Med Innovations Inc*             1,018     $     57,191     0.03%
    Invitrogen Corp *                          1,139     $    106,394     0.05%
    Martek Biosciences Corp*                     728     $     21,534     0.01%
    Matria Healthcare Inc*                       203     $      4,825     0.00%
    Myriad Genetics Inc *                      1,325     $     61,507     0.03%
    Omnicare Inc                               6,968     $    158,940     0.07%
    Parexel International Corp*                  366     $     17,678     0.01%
    Patterson Co*                                 91     $      3,089     0.00%
    Pediatrix Med Group *                        526     $     35,847     0.02%
    Perkinelmer Inc                              501     $     13,036     0.01%
    Pharmaceutical Products Develo             1,449     $     58,496     0.03%
    Psychiatric Solutions, Inc.*               7,911     $    257,108     0.12%
    Quest Diagnostics Inc.                     4,339     $    229,533     0.11%
    Schering Plough Corp                       2,500     $     66,600     0.03%
    Sciele Pharma Inc*                         1,437     $     29,387     0.01%
    St Jude Med Inc *                            637     $     25,888     0.01%
    Sunrise Senior Living Inc*                   120     $      3,682     0.00%
    Vca Antech Inc *                           1,412     $     62,453     0.03%
    Viropharma Inc *                             318     $      2,525     0.00%
    Zimmer Holdings Inc *                        116     $      7,673     0.00%
                                                         ------------   ------
  Total Health Care                                      $  2,544,853     1.19%
                                                         ------------   ------

                 See Accompanying Notes to Financial Statements.


                                     III-4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

  Industrials
    Actuant Corp                                 547     $     18,603     0.01%
    Administaff Inc                            1,095     $     30,967     0.01%
    Alexander & Baldwin Inc                      775     $     40,037     0.02%
    Amr Corp *                                 2,782     $     39,031     0.02%
    Avis Budget Group *                        1,053     $     13,689     0.01%
    Barnes Group Inc                             182     $      6,077     0.00%
    Belden Inc                                 1,188     $     52,866     0.02%
    Ceradyne Inc *                               320     $     15,018     0.01%
    Consolidated Graphics Inc*                   228     $     10,903     0.01%
    Continental Airlines Inc Cl B*             2,569     $     57,160     0.03%
    Crane Co                                     637     $     27,327     0.01%
    Cummins Inc                                  137     $     17,450     0.01%
    Dun & Bradstreet Corp Del New                213     $     18,878     0.01%
    Eaton Corp                                   366     $     35,484     0.02%
    Esterline Technologies Corp*                 545     $     28,204     0.01%
    Fedex Corp                                 1,097     $     97,819     0.04%
    Forward Air Corp                             411     $     12,811     0.01%
    Fti Consulting Inc *                         261     $     16,088     0.01%
    General Electric Co                        3,913     $    145,055     0.07%
    Goodrich Corp                                776     $     54,793     0.03%
    Harsco Corp                                  683     $     43,760     0.02%
    Ikon Office Solutions Inc                  2,468     $     32,133     0.01%
    Ingersoll Rand Co-A                          726     $     33,737     0.02%
    Kansas City Southn *                       1,093     $     37,523     0.02%
    Kaydon Corp                                  419     $     22,852     0.01%
    Kennametal Inc                             2,378     $     90,031     0.04%
    L-3 Communications Corp                    1,323     $    140,159     0.06%
    Ladish Inc *                                 228     $      9,847     0.00%
    Manpower Inc Wis                             956     $     54,396     0.03%
    Masco Corp                                 1,139     $     24,614     0.01%
    Msc Indl Direct Inc Cl A                     366     $     14,812     0.01%
    Nci Bldg Sys Inc *                           548     $     15,777     0.01%
    Orbital Sciences Corp*                       138     $      3,384     0.00%
    Oshkosh Truck Corp                           731     $     34,547     0.02%
    Paccar Inc                                   426     $     23,208     0.01%
    Pall Corp                                  1,729     $     69,713     0.03%
    Parker Hannifin Corporation                2,690     $    202,584     0.09%
    Resources Connection Inc*                  1,734     $     31,489     0.01%
    Roper Inds Inc New                           270     $     16,886     0.01%
    Southwest Airlines Co                        633     $      7,723     0.00%
    Steelcase Inc Cl A                         3,107     $     49,308     0.02%
    Teleflex Inc                                 468     $     29,489     0.01%
    Triumph Group Inc                            125     $     10,294     0.00%
    United Stationers Inc*                       616     $     28,465     0.01%
    Uti Worldwide Inc                            867     $     16,993     0.01%
    Wabtec                                       866     $     29,825     0.01%
    Waste Connections Inc*                     1,365     $     42,179     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Werner Enterprises Inc                       272     $      4,632     0.00%
                                                         ------------   ------
  Total Industrials                                      $  1,858,620     0.85%
                                                         ------------   ------

  Information Technology
    Adc Telecommunications Inc*                  548     $      8,521     0.00%
    Adtran Inc                                 1,275     $     27,260     0.01%
    Altera Corp                                2,095     $     40,475     0.02%
    Anixter Intl Inc *                           399     $     24,846     0.01%
    Arris Group Inc *                            366     $      3,653     0.00%
    Arrow Electrs Inc *                          956     $     37,552     0.02%
    Avnet Inc *                                  182     $      6,365     0.00%
    Avx Corp New                               3,778     $     50,701     0.02%
    Bea Sys Inc *                                310     $      4,892     0.00%
    Broadcom Corp Cl A*                          366     $      9,567     0.00%
    Brocade Communications System Inc*         1,882     $     13,814     0.01%
    Cabot Microelectronics Corp*                 615     $     22,085     0.01%
    Caci Intl Inc Cl A*                          729     $     32,637     0.02%
    Ciena Corp *                               2,233     $     76,168     0.04%
    Cisco Systems Inc *                        4,293     $    116,211     0.05%
    Commscope Inc *                              534     $     26,278     0.01%
    Computer Sciences Corp*                    1,667     $     82,466     0.04%
    Comtech Telecommunications*                  443     $     23,926     0.01%
    Csg Systems International Inc*             5,235     $     77,059     0.04%
    Diebold Inc                                2,932     $     84,969     0.04%
    Digital River Inc *                        2,205     $     72,919     0.03%
    Earthlink Inc *                            2,148     $     15,186     0.01%
    Electronics For Imaging Inc*               1,804     $     40,554     0.02%
    Emc Corp Mass *                            7,843     $    145,331     0.07%
    Equinix Inc *                                228     $     23,044     0.01%
    Factset Research Systems Inc               3,544     $    197,401     0.09%
    Fair Isaac Corporation                     1,570     $     50,476     0.02%
    Fairchild Semiconductor Intl*              7,183     $    103,651     0.05%
    Fei Co *                                     523     $     12,986     0.01%
    Flir Sys Inc *                             2,793     $     87,421     0.04%
    Henry Jack & Associates Inc                6,091     $    148,255     0.07%
    Hutchinson Technology Inc*                   427     $     11,239     0.01%
    Ingram Micro Inc Cl A*                     6,787     $    122,437     0.06%
    Integrated Device Technology Inc*          2,234     $     25,267     0.01%
    Intersil Corp                                137     $      3,354     0.00%
    Intuit *                                     845     $     26,710     0.01%
    J2 Global Communicatons Inc*               2,496     $     52,840     0.02%
    Lam Resh Corp *                              540     $     23,344     0.01%
    Microchip Technology Inc                   1,965     $     61,740     0.03%
    Novell Inc *                               4,052     $     27,837     0.01%
    Nuance Communications Inc*                 2,285     $     42,684     0.02%
    Oracle Corp *                              1,508     $     34,051     0.02%
    Parametric Technology Corp*                1,271     $     22,687     0.01%
    Paychex Inc                                1,560     $     56,503     0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Plantronics Inc New                          273     $      7,098     0.00%
    Sandisk Corp *                               685     $     22,721     0.01%
    Seagate Technology                           226     $      5,763     0.00%
    Sigma Designs Inc *                          320     $     17,664     0.01%
    Standard Microsystems Corp*                  238     $      9,299     0.00%
    Supertex Inc *                               182     $      5,695     0.00%
    Symantec Corp *                            2,331     $     37,622     0.02%
    Synaptics Inc *                            1,550     $     63,798     0.03%
    Tellabs Inc *                              2,130     $     13,930     0.01%
    Trimble Navigation Ltd.*                   7,547     $    228,221     0.10%
    United Online Inc                          1,742     $     20,590     0.01%
    Varian Semiconductor Equiptment*             593     $     21,941     0.01%
    Wind River Systems Inc*                      820     $      7,323     0.00%
                                                         ------------   ------
  Total Information Technology                           $  2,639,027     1.21%
                                                         ------------   ------

  Materials
    Ak Steel Holding Corp*                       908     $     41,986     0.02%
    Albemarle Corp                               228     $      9,405     0.00%
    Aptargroup Inc                               226     $      9,246     0.00%
    Ball Corp                                  1,844     $     82,980     0.04%
    Brush Engineered Matls Inc*                  681     $     25,211     0.01%
    Fuller H B Co                              3,470     $     77,902     0.04%
    Hecla Mng Co *                               960     $      8,976     0.00%
    International Flavors & Fragra             1,117     $     53,761     0.02%
    Lubrizol Corp.                             4,855     $    262,947     0.12%
    Newmont Mining Corp                          503     $     24,561     0.01%
    Olin Corp                                    228     $      4,407     0.00%
    Packaging Corp Amer                          151     $      4,258     0.00%
    Stillwater Mng Co *                        2,056     $     19,861     0.01%
    The Scotts Miracle-Gro Co Cl A             1,640     $     61,369     0.03%
    Worthington Inds Inc                       7,557     $    135,119     0.06%
                                                         ------------   ------
  Total Materials                                        $    821,989     0.36%
                                                         ------------   ------

  Telecommunication Services
    At&T Inc                                     725     $     30,131     0.01%
    Crown Castle International Cor*              545     $     22,672     0.01%
                                                         ------------   ------
  Total Telecommunication Services                       $     52,803     0.02%
                                                         ------------   ------

  Utilities
    Agl Res Inc                                  915     $     34,441     0.02%
    Avista Corp                                1,305     $     28,110     0.01%
    DTE Energy Co.                            10,566     $    464,481     0.21%
    Entergy Corp New                             335     $     40,039     0.02%
    Equitable Res Inc                            544     $     28,984     0.01%
    National Fuel Gas Co N J                   2,652     $    123,795     0.06%
    ONEOK Inc.                                 7,039     $    315,136     0.14%
    Progress Energy Inc                          553     $     26,782     0.01%
    Questar Corp                               1,006     $     54,425     0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Southern Un Co                             1,196     $     35,115     0.02%
                                                         ------------   ------
  Total Utilities                                        $  1,151,308     0.53%
                                                         ------------   ------
Total Common Stocks (United States)
  (cost - $15,441,219)                                   $ 15,204,404     6.93%
                                                         ------------   ------

                                                                        % of Net
                                                                          Asset
                                              Shares       Value ($)      Value
                                              ------     ------------   --------
Common Stocks (Non-United States)
---------------------------------
Australia
  Materials
    Bhp Billiton Ltd Adr                       1,183     $     82,857     0.04%
                                                         ------------   ------
  Total Materials                                        $     82,857     0.04%
                                                         ------------   ------
Bermuda
  Financials
    Arch Capital Group Ltd Bermud*               562     $     39,537     0.02%
    Platinum Underwriters Holdings             3,142     $    111,730     0.05%
                                                         ------------   ------
  Total Financials                                       $    151,267     0.07%
                                                         ------------   ------
  Information Technology
    Accenture Ltd Hamilton                     1,303     $     46,947     0.02%
                                                         ------------   ------
  Total Information Technology                           $     46,947     0.02%
                                                         ------------   ------
Total Bermuda                                            $    198,214     0.09%
                                                         ------------   ------
Brazil
  Materials
    Aracruz Celulose Sa Cl B Adr                 318     $     23,643     0.01%
    Cia Vale Do Rio Doce Adr                   1,554     $     50,769     0.02%
    Votorantim Celulose E Papel Sa Adr*        1,187     $     35,384     0.02%
                                                         ------------   ------
  Total Materials                                        $    109,796     0.05%
                                                         ------------   ------
  Utilities
    Cia Energetica De Minas Gerais Adr         3,427     $     63,262     0.03%
    Cia Saneamento Basico Do Estad Adr*          226     $     10,622     0.00%
                                                         ------------   ------
  Total Utilities                                        $     73,884     0.03%
                                                         ------------   ------
Total Brazil                                             $    183,680     0.08%
                                                         ------------   ------

Canada
  Consumer Discretionary
    Magna Cl-A                                   468     $     37,641     0.02%
                                                         ------------   ------
  Total Consumer Discretionary                           $     37,641     0.02%
                                                         ------------   ------


                 See Accompanying Notes to Financial Statements.


                                     III-8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2007

  Energy
    Cdn Natural                                  578     $     42,275     0.02%
    Encana                                       457     $     31,058     0.01%
    Talisman Energy Inc                        5,688     $    105,342     0.05%
    Ultra Petroleum Corpcom*                   1,325     $     94,738     0.04%
                                                         ------------   ------
  Total Energy                                           $    273,413     0.12%
                                                         ------------   ------

  Financials
    Manulife Financial Corp                    2,681     $    109,251     0.05%
    Rbc Cad                                    1,592     $     81,256     0.04%
                                                         ------------   ------
  Total Financials                                       $    190,507     0.09%
                                                         ------------   ------

  Health Care
    Biovail Corp                              11,159     $    150,200     0.07%
                                                         ------------   ------
  Total Health Care                                      $    150,200     0.07%
                                                         ------------   ------

  Industrials
    Canadian Natl Railway Cad                  1,157     $     54,298     0.02%
                                                         ------------   ------
  Total Industrials                                      $     54,298     0.02%
                                                         ------------   ------

  Information Technology
    Research In Motion Cad*                      137     $     15,536     0.01%
                                                         ------------   ------
  Total Information Technology                           $     15,536     0.01%
                                                         ------------   ------
Total Canada                                             $    721,595     0.33%
                                                         ------------   ------

Great Britain
  Consumer Staples
    Diageo Plc Adr                             1,405     $    120,591     0.06%
                                                         ------------   ------
  Total Consumer Staples                                 $    120,591     0.06%
                                                         ------------   ------

  Energy
    Bp Amoco Plc Adr                           2,696     $    197,266     0.09%
                                                         ------------   ------
  Total Energy                                           $    197,266     0.09%
                                                         ------------   ------

  Financials
    Barclays Plc Adr                             594     $     23,980     0.01%
                                                         ------------   ------
  Total Financials                                       $     23,980     0.01%
                                                         ------------   ------

  Health Care
    Astrazeneca Plc Adr                        1,761     $     75,406     0.03%
    Glaxo Smithkline Spons Plc Adr               593     $     29,881     0.01%
                                                         ------------   ------
  Total Health Care                                      $    105,287     0.04%
                                                         ------------   ------

  Telecommunication Services

                 See Accompanying Notes to Financial Statements.


                                     III-9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Bt Group Plc Adr                           2,675     $    144,236     0.07%
                                                         ------------   ------
  Total Telecommunication Services                       $    144,236     0.07%
                                                         ------------   ------
Total Great Britain                                      $    591,360     0.27%
                                                         ------------   ------

Hong Kong
  Energy
    Cnooc Ltd Adr                                 46     $      7,700     0.00%
                                                         ------------   ------
  Total Energy                                           $      7,700     0.00%
                                                         ------------   ------

Indonesia
  Telecommunication Services
    Pt Telekomunikasi Indonesia                1,047     $     43,984     0.02%
                                                         ------------   ------
  Total Telecommunication Services                       $     43,984     0.02%

Japan
  Consumer Discretionary
    Aisin Seiki                                2,000     $     83,427     0.04%
    Alpine Elec                                3,800     $     63,710     0.03%
    Aoki Holdings                              4,300     $     75,673     0.03%
    Aruze                                        600     $     22,772     0.01%
    ASATSU-DK INC.                             6,100     $    170,908     0.08%
    Asics                                      3,000     $     43,235     0.02%
    Askul Corporation                            200     $      5,371     0.00%
    Belluna                                       50     $        350     0.00%
    Casio Computer                             1,700     $     19,767     0.01%
    Daiichikosho                               2,800     $     30,227     0.01%
    Daikoku Denki                                100     $        999     0.00%
    Don Quijote                                  100     $      1,969     0.00%
    Exedy                                      1,900     $     64,459     0.03%
    Goldcrest                                  3,730     $    111,518     0.05%
    GUNZE LTD.                                 3,000     $     13,239     0.01%
    Hitachi Koki                               6,500     $    102,403     0.05%
    Honda Motor Adr                            1,275     $     42,254     0.02%
    Juki                                      17,000     $    104,543     0.05%
    K'S Holdings                               2,400     $     62,731     0.03%
    Kayaba Industries                          3,000     $     17,375     0.01%
    Koito Mfg                                  3,000     $     40,979     0.02%
    Makita                                     2,500     $    106,073     0.05%
    Misawa Homes*                                900     $      4,423     0.00%
    Musashi Seimitsu                             600     $     16,757     0.01%
    Nissan Shatai                              2,000     $     16,291     0.01%
    Nissen Hd                                  1,700     $     10,530     0.00%
    Parco                                      8,500     $    105,988     0.05%
    Point                                      1,020     $     52,043     0.02%
    Rakuten*                                     231     $    113,727     0.05%
    Rinnai                                       100     $      3,267     0.00%
    S'Tomo Rubber Ind                          2,300     $     20,547     0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Sakai Ovex                                30,000     $     35,447     0.02%
    Sanden                                     3,000     $     15,468     0.01%
    Shimachu                                   4,700     $    133,366     0.06%
    Shimano                                    1,200     $     43,504     0.02%
    Tamron Co. Ltd.                            8,000     $    200,868     0.09%
    Toho                                       4,500     $    101,710     0.05%
    Tokyo Style                                7,000     $     70,743     0.03%
    Toyoda Gosei                                 800     $     28,429     0.01%
    Tsutsumi Jewelry                           1,900     $     35,461     0.02%
    Uss Co Ltd                                    80     $      4,977     0.00%
    Wacoal Hld                                 2,000     $     26,192     0.01%
    Xebio                                      5,000     $    143,222     0.07%
    Zephyr                                       101     $     83,086     0.04%
                                                         ------------   ------
  Total Consumer Discretionary                           $  2,450,028     1.13%
                                                         ------------   ------

  Consumer Staples
    Ajinomoto Co                               8,000     $     91,017     0.04%
    Asahi Breweries Ltd.                      14,000     $    237,103     0.11%
    Cawachi Limided                            1,100     $     28,358     0.01%
    Familymart                                 2,300     $     71,852     0.03%
    Heiwado                                    1,700     $     29,095     0.01%
    House Foods                                2,800     $     47,170     0.02%
    Japan Tobacco                                  7     $     41,857     0.02%
    Kao                                        1,000     $     30,077     0.01%
    Kirin Holdings                            10,000     $    146,892     0.07%
    Lawson                                     2,900     $    102,797     0.05%
    Mandom                                       800     $     21,376     0.01%
    Nippon Bsm                                 1,000     $      2,113     0.00%
    Nippon Suisan                              2,100     $     10,527     0.00%
    Qp                                         4,700     $     48,971     0.02%
    Toyo Suisan                                3,000     $     54,514     0.03%
                                                         ------------   ------
  Total Consumer Staples                                 $    963,719     0.43%
                                                         ------------   ------

  Energy
    Aoc Holdings                               4,300     $     62,509     0.03%
    Cosmo Oil                                 11,000     $     41,355     0.02%
    Nippon Mining                              9,500     $     60,887     0.03%
    Shinko Plantech                            4,700     $     63,738     0.03%
                                                         ------------   ------
  Total Energy                                           $    228,489     0.11%
                                                         ------------   ------

  Financials
    Apamanshop                                    80     $     21,877     0.01%
    Bank Of Kyoto                              5,000     $     59,347     0.03%
    Chiba Bk                                  10,000     $     81,457     0.04%
    Chugoku Bank                               1,000     $     13,973     0.01%
    Cosmos Initia                              3,000     $      8,674     0.00%
    Daibiru                                   10,100     $    108,671     0.05%
    Daishi Bank                                2,000     $      8,164     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-11

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Daito Bank                                11,000     $     10,930     0.01%
    Fuji F&M Ins                              24,000     $     64,665     0.03%
    Hachijuni Bank                            26,000     $    175,482     0.08%
    Hitachi Capital                            2,000     $     25,726     0.01%
    Hyakugo Bank                               1,000     $      5,550     0.00%
    Iyo Bank                                   6,000     $     58,703     0.03%
    Jpn Retail Fd Inv (Reit)                       3     $     21,403     0.01%
    K K Da Vinci*                                 35     $     31,016     0.01%
    Leopalace21                                2,000     $     53,887     0.02%
    Mitsui Fudosan                             2,000     $     43,504     0.02%
    Mizuho Sec                                21,000     $     86,846     0.04%
    Nagoya Bank                                2,000     $     12,245     0.01%
    Nippon Building Fund (Reit)                    9     $    126,483     0.06%
    Nissay Dowa                                2,000     $      9,739     0.00%
    Promise                                    2,900     $     72,166     0.03%
    Ricoh Leasing                              1,000     $     21,170     0.01%
    San-In Godo Bk                             2,000     $     15,987     0.01%
    Sfcg                                         430     $     60,046     0.03%
    Shiga Bank                                 1,000     $      6,705     0.00%
    Sumitomo Re                                1,170     $     52,365     0.02%
    Suncity                                      160     $     47,192     0.02%
    Suruga Bank                                5,000     $     54,514     0.03%
    Suruga Corporation50                       4,700     $     78,631     0.04%
    Takagi Securities                          2,000     $      5,084     0.00%
    Tokyo Tatemono                             6,000     $     56,823     0.03%
    Tokyo Tomin Bank                           3,300     $     93,935     0.04%
    Urban                                      2,500     $     33,456     0.02%
                                                         ------------   ------
  Total Financials                                       $  1,626,416     0.75%
                                                         ------------   ------

  Health Care
    Hogy Medical                                 200     $      8,432     0.00%
    Kyowa Hakko Kogyo                          8,000     $     85,503     0.04%
    Mitsubishi Tanabe Pharma Corp              8,000     $     75,836     0.03%
    Nipro                                      3,000     $     60,287     0.03%
    Ono Pharm                                  2,000     $     93,452     0.04%
    Sysmex Corp                                4,300     $    182,831     0.08%
    Taisho Pharm                               7,000     $    134,718     0.06%
    Takeda Pharmaceutical                      2,900     $    170,550     0.08%
    Toho Pharm                                   700     $     13,660     0.01%
    Tsumura                                    1,000     $     19,738     0.01%
                                                         ------------   ------
  Total Health Care                                      $    845,007     0.38%
                                                         ------------   ------

  Industrials
    Aichi                                      1,800     $     17,482     0.01%
    Amada                                      3,000     $     26,371     0.01%
    Amano                                      8,400     $    100,380     0.05%
    Arrk                                         700     $      2,105     0.00%
    Asahi Glass                                2,000     $     26,836     0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-12

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Asahi Pretec                                 300     $      8,190     0.00%
    Cntrl Jr                                       3     $     25,592     0.01%
    Dai Nippon Prtg                            7,000     $    102,949     0.05%
    Daiichi Jitsugyo                           3,000     $     12,890     0.01%
    Fanuc                                      1,500     $    146,086     0.07%
    Glory                                      7,100     $    165,560     0.08%
    Hanwa                                      7,000     $     29,199     0.01%
    Hitachi Cable                              4,000     $     23,775     0.01%
    Hitachi Construction Machinery             6,700     $    200,913     0.09%
    Ihi Corp                                  60,000     $    125,140     0.06%
    Iino Kaiunkaisha                           7,400     $     68,757     0.03%
    Itochu                                     6,000     $     58,649     0.03%
    Iwasaki Electric                           1,000     $      2,139     0.00%
    Jgc                                        4,000     $     69,069     0.03%
    Kamigumi                                   6,000     $     43,450     0.02%
    Kandenko                                   2,000     $     11,279     0.01%
    Kanematsu *                               16,000     $     24,204     0.01%
    Kawasaki Kisen                            17,000     $    167,086     0.08%
    Kintetsu Wrld Exp                          1,500     $     52,365     0.02%
    Kioritz                                    8,000     $     17,831     0.01%
    Komai Tekko                                3,000     $      4,834     0.00%
    Komatsu                                    5,700     $    155,109     0.07%
    Kubota                                     5,000     $     33,881     0.02%
    Maeda Road Const                           5,000     $     40,102     0.02%
    Matsushita Elec Works                      9,000     $     99,655     0.05%
    Meitec                                     3,900     $    117,648     0.05%
    Mitsubishi                                 3,000     $     82,173     0.04%
    Mitsubishi Electric Corporation           21,000     $    219,559     0.10%
    Mitsui                                     8,000     $    169,360     0.08%
    Mitsui Eng&Sb                             38,000     $    148,306     0.07%
    Moshi Moshi                                  300     $     15,146     0.01%
    Nachi Fujikoshi                            6,000     $     23,685     0.01%
    Ngk Insulators                             3,000     $     81,368     0.04%
    Nippon Carbon                             19,000     $     79,595     0.04%
    Nippon Filcon                                700     $      3,897     0.00%
    Nippon Konpo Unyu                          3,000     $     39,744     0.02%
    Nippon Sheet Glass                        37,000     $    189,115     0.09%
    Nippon Yusen                              16,000     $    127,181     0.06%
    O-M                                        1,000     $      8,620     0.00%
    Odakyu Railway                            17,000     $    108,195     0.05%
    Sato                                       3,900     $     58,126     0.03%
    Secom                                        600     $     32,816     0.02%
    Shinmaywa                                  1,000     $      3,804     0.00%
    Sintokogio                                   400     $      4,182     0.00%
    Sojitz                                    15,900     $     57,642     0.03%
    Sumitomo Heavy                            12,000     $    110,639     0.05%
    Tadano                                     2,000     $     20,427     0.01%
    Takasago Termal                            2,000     $     16,435     0.01%
    Takeuchi Mfg                               2,100     $     84,402     0.04%

                 See Accompanying Notes to Financial Statements.


                                     III-13

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Takisawa Machine                          10,000     $     15,486     0.01%
    Takuma                                     3,000     $     12,138     0.01%
    Toppan Forms                               3,800     $     36,260     0.02%
    Toppan Printing                            6,000     $     59,025     0.03%
    Toyota Tsusho                              3,600     $     97,641     0.04%
    Ushio                                      5,400     $    118,910     0.05%
                                                         ------------   ------
  Total Industrials                                      $  4,003,403     1.88%
                                                         ------------   ------

  Information Technology
    Argo Graphics                                300     $      3,598     0.00%
    Brother Inds                               2,900     $     37,459     0.02%
    Canon                                      2,000     $     93,094     0.04%
    Epson Toyokom                              6,000     $     25,619     0.01%
    Fujifilm Holdings Corp.                    6,400     $    270,975     0.12%
    Hitachi Software                           1,700     $     32,185     0.01%
    Horiba                                     4,000     $    146,802     0.07%
    Hoya                                       2,500     $     79,667     0.04%
    Japan Aviation Elec                        3,000     $     43,853     0.02%
    Koa                                        6,100     $     49,471     0.02%
    Meiko Electronics                            900     $     38,186     0.02%
    Mimasu Semicond                            8,800     $    163,452     0.08%
    Nintendo Company Ltd.                        600     $    359,307     0.17%
    Nippon Elec Glass                          3,000     $     49,035     0.02%
    Nsd                                          800     $     10,606     0.00%
    Obic                                         650     $    120,208     0.06%
    Otsuka Shokai                                800     $     68,675     0.03%
    Shimadzu                                  13,000     $    116,949     0.05%
    Shindengen Elec                            1,000     $      2,936     0.00%
    Square Enix                                  100     $      3,061     0.00%
    Star Micronics Co. Ltd.                   11,800     $    259,312     0.12%
    Sumida Corp                                9,000     $    120,924     0.06%
    Taiyo Yuden                                2,000     $     32,279     0.01%
    Trend *                                      500     $     17,903     0.01%
    Yahoo Jpn                                    290     $    129,795     0.06%
    Yaskawa Electric                           1,000     $     13,642     0.01%
                                                         ------------   ------
  Total Information Technology                           $  2,288,993     1.05%
                                                         ------------   ------

  Materials
    Achilles                                   1,000     $      1,280     0.00%
    Asahi Kasei                               17,000     $    113,217     0.05%
    Daicel Chem Ind                            1,000     $      5,997     0.00%
    Denki Kagaku Kogyo Kabushiki              88,000     $    383,619     0.18%
    Dic Corporation                           12,000     $     60,153     0.03%
    Fuji Seal                                    300     $      5,451     0.00%
    Jsr                                          400     $     10,330     0.00%
    Kuraray                                   10,500     $    127,731     0.06%
    Mitsubishi Rayon                          14,000     $     68,048     0.03%
    Mitsui Chemicals                          14,000     $     91,984     0.04%

                 See Accompanying Notes to Financial Statements.


                                     III-14

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Neturen                                    1,000     $     11,816     0.01%
    Nihon Nohyaku                             14,000     $     76,820     0.04%
    Nippon Kayaku                              9,000     $     58,891     0.03%
    Nippon Soda                                6,000     $     24,330     0.01%
    Nippon Yakin                              11,500     $     79,985     0.04%
    Nippon Zeon                                3,000     $     18,100     0.01%
    Nisshin Steel                             23,000     $     80,911     0.04%
    Nitto Denko                                  200     $     10,598     0.00%
    Npn Synth Chem                            14,000     $     72,685     0.03%
    Oji Paper                                  4,000     $     19,657     0.01%
    Pacific Metals                             1,000     $      9,623     0.00%
    Sanyo Chem Ind                             4,000     $     22,343     0.01%
    Takasago Intl                              2,000     $     13,910     0.01%
    Tosoh                                     24,000     $    103,334     0.05%
    Yamato Kogyo                               1,700     $     70,000     0.03%
                                                         ------------   ------
  Total Materials                                        $  1,540,813     0.71%
                                                         ------------   ------

  Telecommunication Services
    Kddi                                           3     $     22,343     0.01%
                                                         ------------   ------
  Total Telecommunication Services                       $     22,343     0.01%
                                                         ------------   ------

  Utilities
    Kansai Ele                                 1,800     $     41,973     0.02%
    Okinawa Ele                                2,000     $     93,094     0.04%
    Osaka Gas                                 40,000     $    157,902     0.07%
    Shikoku Ele                                4,400     $    117,961     0.05%
                                                         ------------   ------
  Total Utilities                                        $    410,930     0.18%
                                                         ------------   ------

Total Japan                                              $ 14,380,141     6.63%
                                                         ------------   ------

Korea South
  Financials
    Kookmin Bank Adr                             320     $     23,462     0.01%
                                                         ------------   ------
  Total Financials                                       $     23,462     0.01%
                                                         ------------   ------

  Materials
    Posco Spons Adr                              456     $     68,587     0.03%
                                                         ------------   ------
  Total Materials                                        $     68,587     0.03%
                                                         ------------   ------

  Telecommunication Services
    Kt Corp Spons Adr                          1,462     $     37,720     0.02%
                                                         ------------   ------
  Total Telecommunication Services                       $     37,720     0.02%
                                                         ------------   ------
Total Korea South                                        $    129,769     0.06%
                                                         ------------   ------

Luxembourg

  Telecommunication Services

                 See Accompanying Notes to Financial Statements.


                                     III-15

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Millicom Intl Cellular Sa*                    91     $     10,733     0.00%
                                                         ------------   ------
  Total Telecommunication Services                       $     10,733     0.00%
                                                         ------------   ------

Mexico
  Materials
    Cemex S.A.B. De C.V. Adr                      31     $        801     0.00%
                                                         ------------   ------
  Total Materials                                        $        801     0.00%
                                                         ------------   ------

  Telecommunication Services
    America Movil Sab De Cv                      241     $     14,795     0.01%
                                                         ------------   ------
  Total Telecommunication Services                       $     14,795     0.01%
                                                         ------------   ------
Total Mexico                                             $     15,596     0.01%
                                                         ------------   ------

Netherlands
  Energy
    Core Laboratories N V*                     1,241     $    154,778     0.07%
                                                         ------------   ------
  Total Energy                                           $    154,778     0.07%
                                                         ------------   ------

  Financials
    Ing Groep N V Adr                          2,186     $     85,057     0.04%
                                                         ------------   ------
  Total Financials                                       $     85,057     0.04%
                                                         ------------   ------

  Information Technology
    Asml Holding Nv Adr*                       6,340     $    198,379     0.09%
    Stmicroelectronics Nv Adr                  8,165     $    116,760     0.05%
                                                         ------------   ------
  Total Information Technology                           $    315,139     0.14%
                                                         ------------   ------

Total Netherlands                                        $    554,974     0.25%
                                                         ------------   ------

Norway
  Energy
    Statoilhydro Asa                             269     $      8,210     0.00%
                                                         ------------   ------
  Total Energy                                           $      8,210     0.00%
                                                         ------------   ------

People's Republic Of China
  Industrials
    Choicepoint Inc *                            858     $     31,248     0.01%
                                                         ------------   ------
  Total Industrials                                      $     31,248     0.01%
                                                         ------------   ------

  Information Technology
    Sina Corp *                                  822     $     36,423     0.02%
                                                         ------------   ------

  Total Information Technology                           $     36,423     0.02%
                                                         ------------   ------

Total People's Republic Of China                         $     67,671     0.03%
                                                         ------------   ------


                 See Accompanying Notes to Financial Statements.


                                     III-16

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

South Africa
  Energy
    Sasol Ltd Adr                                182     $      9,004     0.00%
                                                         ------------   ------
  Total Energy                                           $      9,004     0.00%
                                                         ------------   ------

  Materials
    Gold Fields Ltd New Adr                    5,787     $     82,175     0.04%
                                                         ------------   ------
  Total Materials                                        $     82,175     0.04%
                                                         ------------   ------

Total South Africa                                       $     91,179     0.04%
                                                         ------------   ------

Spain
  Energy
    Repsol Ypf Sa Adr                          2,342     $     83,445     0.04%
                                                         ------------   ------
  Total Energy                                           $     83,445     0.04%
                                                         ------------   ------

Switzerland
  Health Care
    Alcon Inc                                    136     $     19,453     0.01%
                                                         ------------   ------
  Total Health Care                                      $     19,453     0.01%
                                                         ------------   ------

Taiwan Republic of China
  Information Technology
    Siliconware Precision Industri Adr         2,827     $     25,132     0.01%
                                                         ------------   ------
  Total Information Technology                           $     25,132     0.01%
                                                         ------------   ------

Total Common Stocks (Non-United States)
  (cost - $17,478,910)                                   $ 17,215,693     7.91%
                                                         ------------   ------

                 See Accompanying Notes to Financial Statements.


                                     III-17

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

United States Government Securities**
-------------------------------------
                                                                       % of Net
  Maturity      Maturity                                                 Asset
 Face Value       Date           Description               Value ($)     Value
------------  ------------  --------------------         ------------  --------
$ 10,000,000   01/31/2008   U.S. Treasury  Bills
  (cost, including accrued interest, - $9,967,958)       $  9,967,958      4.58%
                                                         ------------  --------

Total investment securities
   (cost - $42,888,087)                                  $ 42,388,055     19.42%
                                                         ============  ========

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

                                                                                                 % of
                                                                                                  Net
                Expiry             Market          Strike                              Value     Asset
Counterparty     Date             Put/Call         Price        Amount    Currency      ($)      Value
------------  ----------    ------------------    --------    ---------   --------   ---------   -----
  ABN AMRO    01/02/2008    USD Put / CAD Call      1.0070    1,860,000      USD     $  26,762    0.01%
  ABN AMRO    01/02/2008    AUD Call / USD Put      0.8625    1,810,000      AUD     $  26,476    0.01%
  ABN AMRO    01/02/2008    EUR Call / JPY Put    163.1000      110,000      EUR     $     431    0.00%
  ABN AMRO    01/02/2008    EUR Call / USD Put      1.4410    1,780,000      EUR     $  34,932    0.02%
  ABN AMRO    01/02/2008    GBP Call / USD Put      2.0165      920,000      GBP     $      87    0.00%
  ABN AMRO    01/02/2008    USD Call / JPY Put    113.1000    1,860,000      USD     $     260    0.00%
  ABN AMRO    01/02/2008    USD Call / CHF Put      1.1530    1,800,000      USD     $     206    0.00%
  ABN AMRO    01/03/2008    USD Put / CAD Call      0.9980    1,560,000      USD     $  11,763    0.01%
  ABN AMRO    01/03/2008    AUD Call / USD Put      0.8580    1,830,000      AUD     $  34,886    0.02%
  ABN AMRO    01/03/2008    GBP Call / USD Put      1.9860      930,000      GBP     $   5,967    0.00%
  ABN AMRO    01/03/2008    USD Call / CHF Put      1.1565    1,870,000      USD     $     323    0.00%
  ABN AMRO    01/03/2008    USD Call / JPY Put    113.0000    1,850,000      USD     $     865    0.00%
  ABN AMRO    01/04/2008    USD Call / JPY Put    113.2500    1,840,000      USD     $   1,065    0.00%
  ABN AMRO    01/07/2008    USD Call / JPY Put    114.0000    1,880,000      USD     $     715    0.00%
  ABN AMRO    01/04/2008    AUD Call / USD Put      0.8645    1,830,000      AUD     $  24,571    0.01%
  ABN AMRO    01/04/2008    GBP Call / USD Put      1.9880      930,000      GBP     $   6,185    0.00%
  ABN AMRO    01/04/2008    USD Call / CHF Put      1.1545    1,850,000      USD     $     808    0.00%
  ABN AMRO    01/07/2008    AUD Call / USD Put      0.8707    1,860,000      AUD     $  17,078    0.01%
  ABN AMRO    01/07/2008    EUR Call / JPY Put    164.3000      310,000      EUR     $   1,053    0.00%
  ABN AMRO    01/07/2008    GBP Call / USD Put      1.9800      930,000      GBP     $  11,487    0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-18

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

  ABN AMRO    01/07/2008    USD Call / CHF Put      1.1540    1,890,000      USD     $   1,446    0.00%
  ABN AMRO    01/10/2008    AUD Call / USD Put      0.8735    1,860,000      AUD     $  16,408    0.01%
  ABN AMRO    01/10/2008    EUR Put / GBP Call      0.7295      750,000      EUR     $   2,233    0.00%
  ABN AMRO    01/10/2008    GBP Call / USD Put      1.9910      930,000      GBP     $   8,551    0.00%
  ABN AMRO    01/10/2008    USD Call / CHF Put      1.1480    1,870,000      USD     $   4,388    0.00%
  ABN AMRO    01/11/2008    AUD Call / USD Put      0.8785    1,870,000      AUD     $  12,398    0.01%
  ABN AMRO    01/11/2008    EUR Put / GBP Call      0.7355      630,000      EUR     $   5,203    0.00%
  ABN AMRO    01/11/2008    EUR Call / USD Put      1.4700      870,000      EUR     $   5,217    0.00%
  ABN AMRO    01/11/2008    GBP Call / USD Put      1.9995      930,000      GBP     $   6,248    0.00%
  ABN AMRO    01/11/2008    USD Call / CHF Put      1.1290    1,870,000      USD     $  17,058    0.01%
  ABN AMRO    01/14/2008    EUR Call / USD Put      1.4725      300,000      EUR     $   1,736    0.00%
  ABN AMRO    01/14/2008    GBP Call / USD Put      2.0055      940,000      GBP     $   5,426    0.00%
  ABN AMRO    01/14/2008    AUD Call / USD Put      0.8780    1,880,000      AUD     $  13,934    0.01%
  ABN AMRO    01/14/2008    EUR Put / GBP Call      0.7340      410,000      EUR     $   3,017    0.00%
  ABN AMRO    01/10/2008    EUR Call / JPY Put    166.0500    1,450,000      EUR     $   2,548    0.00%
  ABN AMRO    01/10/2008    USD Call / JPY Put    114.4000    1,860,000      USD     $   1,106    0.00%
  ABN AMRO    01/14/2008    USD Call / CHF Put      1.1235    1,830,000      USD     $  23,071    0.01%
  ABN AMRO    01/11/2008    EUR Call / JPY Put    165.8500    1,900,000      EUR     $   4,545    0.00%
  ABN AMRO    01/11/2008    USD Call / JPY Put    112.9100    1,860,000      USD     $   4,902    0.00%
  ABN AMRO    01/14/2008    USD Call / JPY Put    111.9500    1,880,000      USD     $  11,498    0.01%
                                                                                     ---------    ----
  Purchased options on forward currency contracts                                    $ 356,853    0.16%
  (premiums paid- $529,064)                                                          =========   =====

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

                                                                                                 % of
                                                                                                  Net
                Expiry             Market          Strike                              Value     Asset
Counterparty     Date            Put/Call          Price        Amount    Currency      ($)      Value
------------  ----------    ------------------    --------    ---------   --------   ---------   -----
ABN AMRO      01/02/2008    USD Put / CAD Call      0.9780    9,300,000      USD     $  (3,004)   0.00%
ABN AMRO      01/02/2008    AUD Call / USD Put      0.8915    9,060,000      AUD     $  (1,506)   0.00%
ABN AMRO      01/02/2008    EUR Call / JPY Put    167.0500      540,000      EUR     $      (2)   0.00%
ABN AMRO      01/02/2008    EUR Call / USD Put      1.4745    8,920,000      EUR     $  (5,096)   0.00%
ABN AMRO      01/02/2008    GBP Call / USD Put      2.0570    4,620,000      GBP     $       0    0.00%
ABN AMRO      01/02/2008    USD Call / JPY Put    115.7500    9,290,000      USD     $       0    0.00%
ABN AMRO      01/02/2008    USD Call / CHF Put      1.1805    9,000,000      USD     $       0    0.00%
ABN AMRO      01/03/2008    USD Put / CAD Call      0.9670    7,800,000      USD     $  (1,052)   0.00%


                 See Accompanying Notes to Financial Statements.


                                     III-19

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

  ABN AMRO    01/03/2008    AUD Call / USD Put      0.8815    9,170,000      AUD     $ (19,746)  (0.01)%
  ABN AMRO    01/03/2008    GBP Call / USD Put      2.0280    4,630,000      GBP     $    (366)   0.00%
  ABN AMRO    01/03/2008    USD Call / CHF Put      1.1865    9,360,000      USD     $      (1)   0.00%
  ABN AMRO    01/03/2008    USD Call / JPY Put    115.3500    9,250,000      USD     $     (16)   0.00%
  ABN AMRO    01/04/2008    USD Call / JPY Put    115.6000    9,180,000      USD     $     (59)   0.00%
  ABN AMRO    01/07/2008    USD Call / JPY Put    116.3000    9,420,000      USD     $     (74)   0.00%
  ABN AMRO    01/04/2008    AUD Call / USD Put      0.8900    9,170,000      AUD     $  (8,051)  (0.01)%
  ABN AMRO    01/04/2008    GBP Call / USD Put      2.0320    4,640,000      GBP     $    (669)   0.00%
  ABN AMRO    01/04/2008    USD Call / CHF Put      1.1855    9,230,000      USD     $     (18)   0.00%
  ABN AMRO    01/07/2008    AUD Call / USD Put      0.8935    9,310,000      AUD     $  (7,942)   0.00%
  ABN AMRO    01/07/2008    EUR Call / JPY Put    167.4000    1,570,000      EUR     $    (292)   0.00%
  ABN AMRO    01/07/2008    GBP Call / USD Put      2.0180    4,650,000      GBP     $  (5,094)   0.00%
  ABN AMRO    01/07/2008    USD Call / CHF Put      1.1850    9,430,000      USD     $    (118)   0.00%
  ABN AMRO    01/10/2008    AUD Call / USD Put      0.8990    9,290,000      AUD     $  (9,426)  (0.01)%
  ABN AMRO    01/10/2008    EUR Put / GBP Call      0.7170    3,760,000      EUR     $    (803)   0.00%
  ABN AMRO    01/10/2008    GBP Call / USD Put      2.0335    4,670,000      GBP     $  (4,473)   0.00%
  ABN AMRO    01/10/2008    USD Call / CHF Put      1.1790    9,340,000      USD     $  (1,668)   0.00%
  ABN AMRO    01/11/2008    AUD Call / USD Put      0.9045    9,350,000      AUD     $  (6,839)   0.00%
  ABN AMRO    01/11/2008    EUR Put / GBP Call      0.7225    3,160,000      EUR     $  (3,155)   0.00%
  ABN AMRO    01/11/2008    EUR Call / USD Put      1.5050    4,370,000      EUR     $  (2,354)   0.00%
  ABN AMRO    01/11/2008    GBP Call / USD Put      2.0450    4,660,000      GBP     $  (2,831)   0.00%
  ABN AMRO    01/11/2008    USD Call / CHF Put      1.1600    9,330,000      USD     $ (10,320)  (0.01)%
  ABN AMRO    01/14/2008    EUR Call / USD Put      1.5085    1,510,000      EUR     $    (876)   0.00%
  ABN AMRO    01/14/2008    GBP Call / USD Put      2.0505    4,680,000      GBP     $  (2,842)   0.00%
  ABN AMRO    01/14/2008    AUD Call / USD Put      0.9050    9,420,000      AUD     $  (8,544)  (0.01)%
  ABN AMRO    01/14/2008    EUR Put / GBP Call      0.7200    2,070,000      EUR     $  (1,659)   0.00%
  ABN AMRO    01/10/2008    EUR Call / JPY Put    170.0500    7,250,000      EUR     $    (527)   0.00%
  ABN AMRO    01/10/2008    USD Call / JPY Put    116.9000    9,290,000      USD     $    (226)   0.00%
  ABN AMRO    01/14/2008    USD Call / CHF Put      1.1530    9,140,000      USD     $ (19,731)  (0.01)%
  ABN AMRO    01/11/2008    EUR Call / JPY Put    170.5000    9,480,000      EUR     $    (750)   0.00%
  ABN AMRO    01/11/2008    USD Call / JPY Put    115.6300    9,310,000      USD     $  (1,897)   0.00%
  ABN AMRO    01/14/2008    USD Call / JPY Put    114.9000    9,420,000      USD     $  (5,661)   0.00%
  Total written options on forward currency contracts                                ---------   -----
  (premiums received- $297,027)                                                      $(137,688)  (0.06)%
                                                                                     =========   =====

FUTURES CONTRACTS PURCHASED
---------------------------

                 See Accompanying Notes to Financial Statements.


                                     III-20

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                                       % of Net
                                                              No. of       Value        Asset
Sector           Contract           Expiration   Exchange   Contracts       ($)         Value
------   ------------------------   ----------   --------   ---------   ------------   --------
Energy
         LIGHT CRUDE                   Feb-08       NYM            48   $    268,600       0.12%
         RBOB UNLEADED GAS             Feb-08       NYM            70   $    345,664       0.16%
                                                                        ------------     ------
Total energy                                                            $    614,264       0.28%
                                                                        ------------     ------

Metals
         COPPER                        Mar-08       LME             7   $    (19,814)     (0.01)%
         GOLD                          Feb-08       COMEX         119   $    250,131       0.12%
         ZINC                          Mar-08       LME             1   $       (894)      0.00%
                                                                        ------------     ------
Total metals                                                            $    229,423       0.11%
                                                                        ------------     ------

Stock indicies
         CAC 40                        Jan-08       EURONEXT      111   $    124,803       0.06%
         DAX                           Mar-08       EUREX          77   $    600,124       0.28%
         MINI S&P 500                  Mar-08       CME           278   $   (227,418)     (0.11)%
         STOXX 50                      Mar-08       EUREX         261   $    307,752       0.14%
                                                                        ------------     ------
Total stock indicies                                                    $    805,261       0.37%
                                                                        ------------     ------

Short-term interest rates
         AUSTRALIAN 90 DAY BANKER
           BILLS                       Jun-08       SFE           143   $          0       0.00%
         EURODOLLARS                   Jun-08       CME           162   $    233,663       0.11%
         EURODOLLARS                   Sep-08       CME           240   $    106,413       0.05%
         EUROSWISS                     Mar-08       LIFFE         386   $    (81,559)     (0.04)%
         EURO-SCHATZ                   Mar-08       EUREX         267   $   (212,518)     (0.10)%
         SHORT STERLING                Jun-08       LIFFE       1,038   $    270,569       0.12%
         SHORT STERLING                Sep-08       LIFFE          73   $     11,687       0.01%
                                                                        ------------     ------
Total short-term interest rates                                         $    328,255       0.15%
                                                                        ------------     ------

Long-term interest rates
         LONG GILT                     Mar-08       LIFFE          76   $    159,840       0.07%
         U.S. T-BOND                   Mar-08       CBOT           52   $     32,812       0.02%
         U.S. 2 YEAR NOTE              Mar-08       CBOT          335   $     92,937       0.04%
                                                                        ------------     ------
Total long-term interest rates                                          $    285,589       0.13%
                                                                        ------------     ------

Net unrealized gain on futures
  contracts purchased                                                   $  2,262,792       1.04%
                                                                        ------------     ------

                 See Accompanying Notes to Financial Statements.


                                     III-21

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

FUTURES CONTRACTS SOLD
----------------------

                                                                                       % of Net
                                                              No. of       Value        Asset
Sector           Contract           Expiration   Exchange   Contracts       ($)         Value
------   ------------------------   ----------   --------   ---------   ------------   --------
Energy
         BRENT CRUDE                   Feb-08       ICE            34   $   (141,710)     (0.07)%
         GAS OIL                       Jan-08       ICE            36   $   (140,225)     (0.06)%
         HEATING OIL                   Feb-08       NYM            53   $   (161,364)     (0.07)%
         NATURAL GAS                   Feb-08       NYM            13   $    (42,010)     (0.02)%
                                                                        ------------     ------
Total energy                                                            $   (485,309)     (0.22)%
                                                                        ------------     ------

Metals
         COPPER                        Mar-08       LME            64   $     20,120       0.01%
         ZINC                          Mar-08       LME            58   $     50,434       0.02%
                                                                        ------------     ------
Total metals                                                            $     70,554       0.03%
                                                                        ------------     ------

Stock indicies
         FTSE 100                      Mar-08       LIFFE          58   $   (133,349)     (0.06)%
         HANG SENG                     Jan-08       HKF            50   $     90,849       0.04%
         IBEX 35                       Jan-08       MEFF-RV        28   $     64,950       0.03%
         MINI NASDAQ                   Mar-08       CME           372   $     70,783       0.03%
         MSCI TAIWAN                   Jan-08       SGX           180   $   (245,781)     (0.11)%
         NIKKEI 225                    Mar-08       SGX           248   $    123,128       0.06%
         SPI 200                       Mar-08       SFE            47   $        373       0.00%
                                                                        ------------     ------
Total stock indicies                                                    $    (29,047)     (0.01)%
                                                                        ------------     ------

Short-term interest rates
         3-MONTH EURIBOR               Sep-08       LIFFE         775   $   (183,566)     (0.08)%
         CANADIAN BANKERS
           ACCEPTANCE                  Jun-08       ME            181   $   (122,338)     (0.06)%
                                                                        ------------     ------
Total short-term interest rates                                         $   (305,904)     (0.14)%
                                                                        ------------     ------

Long-term interest rates
         AUSTRALIAN 10-YEAR T-BOND     Mar-08       SFE            70   $     33,379       0.02%
         AUSTRALIAN 3-YEAR T-BOND      Mar-08       SFE           126   $     56,098       0.03%
         CANADIAN GOVERNMENT
           BOND                        Mar-08       ME            125   $    (15,285)     (0.01)%

                See Accompanying Notes to Financial Statements.


                                     III-22

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

         EURO-BUND                     Mar-08       EUREX         325   $     (7,885)      0.00%
         EURO-BOBL                     Mar-08       EUREX         501   $     28,372       0.01%
         MINI JAPANESE GOVERNMENT
           BOND                        Mar-08       SIMEX          74   $    (34,208)     (0.02)%
         U.S. 5 YEAR NOTE              Mar-08       CBOT           11   $     (5,359)      0.00%
         U.S. 10 YEAR NOTE             Mar-08       CBOT            3   $          0       0.00%
                                                                        ------------     ------
Total long-term interest rates                                          $     55,112       0.03%
                                                                        ------------     ------

  Net unrealized loss on futures contracts sold                         $   (694,594)     (0.31)%
                                                                        ------------     ------

    Net unrealized gain on futures contracts                            $  1,568,198       0.73%
                                                                        ============     =======

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

                                                                               % of
                                                                                Net
                Maturity                                           Value       Asset
Counterparty      Date         Amount           Currency            ($)        Value
------------   ----------  --------------  ------------------   -----------   -------
  ABN AMRO     03/19/2008     114,637,000   Australian Dollar   $  (137,278)    (0.06)%
  ABN AMRO     03/19/2008      86,421,656      British Pound    $(4,998,266)    (2.30)%
  ABN AMRO     03/19/2008      90,823,958     Canadian Dollar   $   872,549      0.40%
  ABN AMRO     03/19/2008      87,737,000          Euro         $  (326,211)    (0.15)%
  ABN AMRO     03/19/2008   5,846,888,512      Japanese Yen     $   407,205      0.19%
  ABN AMRO     03/19/2008     217,500,000      Mexican Peso     $  (116,979)    (0.05)%
  ABN AMRO     03/19/2008      57,200,000  New Zealand Dollar   $  (406,823)    (0.19)%
  ABN AMRO     03/19/2008      43,350,000    Singapore Dollar   $     8,705      0.00%
  ABN AMRO     03/19/2008      25,000,000  South African Rand   $  (110,911)    (0.05)%
  ABN AMRO     03/19/2008      68,856,862       Swiss Franc     $   203,826      0.09%
                                                                -----------    ------
  Total long forward currency contracts                         $(4,604,183)    (2.12)%
                                                                -----------    ------

SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

                                                                               % of
                                                                                Net
                Maturity                                           Value       Asset
Counterparty      Date         Amount           Currency            ($)        Value
------------   ----------  --------------  ------------------   -----------   -------
  ABN AMRO     03/19/2008      23,537,000   Australian Dollar   $   (41,538)    (0.02)%
  ABN AMRO     03/19/2008      14,055,080      British Pound    $   425,410      0.20%
  ABN AMRO     03/19/2008      96,323,958     Canadian Dollar   $   303,783      0.14%
  ABN AMRO     03/19/2008      70,487,000          Euro         $  (461,641)    (0.21)%
  ABN AMRO     03/19/2008  21,597,616,837      Japanese Yen     $  (229,578)    (0.11)%
  ABN AMRO     03/19/2008       9,000,000      Mexican Peso     $    (2,231)     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-23

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

  ABN AMRO     03/19/2008       4,200,000  New Zealand Dollar   $   (17,854)    (0.01)%
  ABN AMRO     03/19/2008      13,770,000   Singapore Dollar    $   (23,168)    (0.01)%
  ABN AMRO     03/19/2008      18,000,000  South African Rand   $  (847,374)    (0.39)%
  ABN AMRO     03/19/2008     148,452,822       Swiss Franc     $   (86,164)    (0.04)%
                                                                -----------    ------
  Total short forward currency contracts                        $  (980,355)    (0.45)%
                                                                -----------    ------
    Net unrealized loss on forward currency contracts           $(5,584,538)    (2.57)%
                                                                ===========    ======


                 See Accompanying Notes to Financial Statements.


                                     III-24

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

                                                                        % of Net
                                                                          Asset
                                              Shares       Value ($)      Value
                                              ------     ------------   --------
Common Stocks (United States)
-----------------------------
  Consumer Discretionary
    Advance Auto Pts Inc                       2,640     $    100,294     0.05%
    Aeropostale ***                              317     $      8,401     0.00%
    Ameristar Casinos Inc                      1,123     $     30,927     0.01%
    Barnes & Noble Inc                           366     $     12,609     0.01%
    Best Buy Co. Inc.                          4,780     $    251,667     0.12%
    Block H & R Inc                            2,335     $     43,361     0.02%
    Bob Evans Farms Inc                        1,230     $     33,124     0.02%
    Cbs Corp New Cl B                          2,780     $     75,755     0.03%
    Cec Entmt Inc ***                          1,462     $     37,954     0.02%
    Centex Corp                                5,258     $    132,817     0.06%
    Charlotte Russe Hldg Inc***                2,743     $     44,299     0.02%
    Cheesecake Factory Inc***                  2,185     $     51,806     0.02%
    Chicos Fas Inc ***                           272     $      2,456     0.00%
    D.R. Horton Inc                            8,496     $    111,892     0.05%
    Devry Inc Del                                503     $     26,136     0.01%
    Gap Inc                                    2,175     $     46,284     0.02%
    Gaylord Entmt Co New***                      137     $      5,544     0.00%
    Getty Images Inc ***                         183     $      5,307     0.00%
    Gymboree Corp ***                             91     $      2,772     0.00%
    Iconix Brand Group Inc***                    318     $      6,252     0.00%
    International Game Technology              1,321     $     58,032     0.03%
    K-Swiss Inc Cl A                             210     $      3,801     0.00%
    Kohls Corp ***                               228     $     10,442     0.00%
    Lennar Corp Cl A                           1,417     $     25,350     0.01%
    Marriott International Inc                   776     $     26,524     0.01%
    Mcgraw-Hill Cos Inc                          137     $      6,002     0.00%
    Nordstrom Inc                                228     $      8,374     0.00%
    O Reilly Automotive Inc***                   547     $     17,739     0.01%
    Pantry Inc ***                               224     $      5,853     0.00%
    Papa Johns Intl Inc ***                      547     $     12,417     0.01%
    Penske Automotive Group Inc                  914     $     15,958     0.01%
    Pinnacle Entertainment***                    203     $      4,783     0.00%
    Priceline Com Inc***                         455     $     52,261     0.02%
    Royal Caribbean Cruises Ltd                3,352     $    142,259     0.07%
    Sonic Corp ***                               320     $      7,008     0.00%
    Stage Stores Inc                             548     $      8,110     0.00%
    Staples Inc                                2,787     $     64,296     0.03%
    Timberland Co Cl A***                      1,496     $     27,048     0.01%
    Tupperware Brands Corporation                318     $     10,504     0.00%
    Walt Disney Company (Holding Company)      1,275     $     41,157     0.02%

                See Accompanying Notes to Financial Statements.


                                     III-25

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Wms Industries Inc ***                     3,291     $    120,580     0.06%
    Zale Corp ***                                411     $      6,601     0.00%
                                                         ------------   ------
  Total Consumer Discretionary                           $  1,704,756     0.75%
                                                         ------------   ------

  Consumer Staples
    Archer-Daniels Midland Co.                13,316     $    618,262     0.28%
    Flowers Foods Inc                            500     $     11,705     0.01%
    Hormel Foods Corp.                         6,708     $    271,540     0.12%
    Mccormick & Co Inc                         2,119     $     80,331     0.04%
    Performance Food Group Co***                 547     $     14,698     0.01%
    Pilgrims Pride Corp                        2,468     $     71,449     0.03%
    Supervalue Inc USD                           731     $     27,427     0.01%
    United Natural Foods Inc.***               7,113     $    225,624     0.10%
    Wal-Mart Stores Inc                        1,550     $     73,672     0.03%
                                                         ------------   ------
  Total Consumer Staples                                 $  1,394,708     0.63%
                                                         ------------   ------

  Energy
    Anadarko Pete Corp                         1,090     $     71,602     0.03%
    Arch Coal Inc.                             4,579     $    205,734     0.09%
    Bristow Group Inc ***                        726     $     41,128     0.02%
    Cimarex Energy Co                            731     $     31,089     0.01%
    Consol Energy Inc                          1,270     $     90,830     0.04%
    Diamond Offshore Drilling Inc                820     $    116,440     0.05%
    Ensco International Inc                    2,423     $    144,459     0.07%
    Forest Oil Corp ***                        2,604     $    132,387     0.06%
    Helmerich & Payne Inc.                     8,589     $    344,161     0.16%
    Hess Corporation                           2,230     $    224,918     0.10%
    Ion Geophysical Corpcom Stk***             2,608     $     41,154     0.02%
    Lufkin Inds Inc                              712     $     40,790     0.02%
    Massey Energy Co                           1,547     $     55,305     0.03%
    Natco Group Inc ***                          641     $     34,710     0.02%
    Noble Energy Inc                             685     $     54,470     0.03%
    Parker Drilling Co ***                     1,491     $     11,257     0.01%
    Pioneer Drilling Co ***                    1,034     $     12,284     0.01%
    Pride Intl Inc ***                         1,097     $     37,188     0.02%
    Range Resources Corp.                      5,883     $    302,151     0.14%
    Rowan Cos Inc                                628     $     24,781     0.01%
    Smith Intl Inc                               227     $     16,764     0.01%
    Southwestern Energy Co Delaware***         2,173     $    121,080     0.06%
    Weatherford International Ltd***             228     $     15,641     0.01%
                                                         ------------   ------
  Total Energy                                           $  2,170,323     1.02%
                                                         ------------   ------

  Financials
    Ace Ltd                                      776     $     47,941     0.02%
    Aon Corp                                   1,775     $     84,650     0.04%
    Bank Hawaii Corp                             227     $     11,609     0.01%
    Camden Property Trust                        182     $      8,763     0.00%
    Capital One Finl Corp                         91     $      4,301     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-26

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Charles Schwab Corp.                       8,059     $    205,907     0.09%
    Chubb Corp                                 1,736     $     94,751     0.04%
    Cit Group Inc New                            136     $      3,268     0.00%
    Colonial Bancgroup Inc                     1,253     $     16,966     0.01%
    Comerica Inc                                 455     $     19,806     0.01%
    Compucredit Corp ***                         340     $      3,393     0.00%
    Cousins Pptys Inc                            730     $     16,133     0.01%
    Developers Diversified Realty                228     $      8,730     0.00%
    Equity Residential                           683     $     24,909     0.01%
    Ezcorp Inc ***                               545     $      6,153     0.00%
    Fifth Third Bancorp                          182     $      4,574     0.00%
    Firstmerit Corp                              726     $     14,527     0.01%
    Hartford Finl Svcs Group Inc                 456     $     39,759     0.02%
    Health Care Reit Inc                          91     $      4,067     0.00%
    Hudson City Bancorp Inc                      449     $      6,744     0.00%
    Janus Capital Group Inc                      366     $     12,023     0.01%
    Jefferies Group Inc                          639     $     14,729     0.01%
    Knight Capital Group Inc***                9,861     $    141,998     0.07%
    Landamerica Finl Group Inc                   501     $     16,758     0.01%
    Legg Mason Inc                               137     $     10,022     0.00%
    Lehman Brothers Hldgs Inc                  2,596     $    169,880     0.08%
    Lincoln Natl Corp Ind                        228     $     13,274     0.01%
    M & T Bk Corp                                 91     $      7,423     0.00%
    Mack-Cali Realty Corp                        501     $     17,034     0.01%
    Marsh & Mclennan Cos Inc                   2,239     $     59,266     0.03%
    Mid-America Apartment Communit               591     $     25,265     0.01%
    Odyssey Re Holding Corp                    1,551     $     56,937     0.03%
    Old Rep Intl Corp                          8,351     $    128,689     0.06%
    Pmi Group Inc                              1,779     $     23,625     0.01%
    Pnc Financial Services Group                 364     $     23,897     0.01%
    Post Properties Inc                          315     $     11,063     0.01%
    Senior Housing Properties Trus               633     $     14,356     0.01%
    Sterling Financial Corp                      137     $      2,300     0.00%
    Suntrust Bks Inc                             359     $     22,434     0.01%
    The Hanover Insurance Group In                91     $      4,168     0.00%
    Travelers Cos Inc                            280     $     15,064     0.01%
    Udr Inc                                      820     $     16,277     0.01%
    Waddell & Reed Finl Inc Cl A                 430     $     15,519     0.01%
    Webster Finl Corp Waterbury Co               137     $      4,380     0.00%
    World Acceptance Corp (S.C.)***              639     $     17,240     0.01%
    WR Berkley Corp                            2,484     $     74,048     0.03%
                                                         ------------   ------
  Total Financials                                       $  1,544,620     0.72%
                                                         ------------   ------

  Health Care
    Alkermes Inc ***                           1,965     $     30,634     0.01%
    Amag Pharmaceuticalscom Stk***               153     $      9,200     0.00%
    Amedisys Inc ***                           1,185     $     57,496     0.03%
    Bard C R Inc                               1,965     $    186,282     0.09%

                 See Accompanying Notes to Financial Statements.


                                     III-27

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Centene Corp.***                          14,323     $    393,023     0.18%
    Community Health Systems Inc***            3,975     $    146,519     0.07%
    Eclipsys Corp ***                            548     $     13,870     0.01%
    Haemonetics Corp.***                       4,408     $    277,792     0.13%
    Human Genome Sciences Inc***               5,898     $     61,575     0.03%
    Illumina Inc ***                           1,335     $     79,112     0.04%
    Laboratory Corp Amer Hldgs***              1,919     $    144,942     0.07%
    Lca-Vision Inc                               273     $      5,452     0.00%
    Magellan Health Services Inc ***             454     $     21,170     0.01%
    Medtronic Inc                              3,747     $    188,362     0.09%
    Nektar Therapeutics Shs***                16,244     $    108,997     0.05%
    Osi Pharmaceuticals Inc***                   820     $     39,778     0.02%
    Owens & Minor Inc                            501     $     21,257     0.01%
    Palomar Med Technologies Inc***              228     $      3,493     0.00%
    Pss World Med Inc ***                      3,207     $     62,761     0.03%
    Regeneron Pharmaceuticals Inc***           2,056     $     49,652     0.02%
    Resmed Inc ***                               519     $     27,263     0.01%
    Sepracor Inc ***                           1,687     $     44,284     0.02%
    The Trizetto Group Inc***                  9,032     $    156,886     0.07%
    Unitedhealth Group, Inc.                   8,324     $    484,457     0.22%
    Varian Medical Systems Inc.***             4,133     $    215,577     0.10%
    WellPoint Inc.***                          4,166     $    365,483     0.17%
    West Pharmaceutical Services               2,420     $     98,228     0.05%
    Wyeth                                        363     $     16,041     0.01%
                                                         ------------   ------
  Total Health Care                                      $  3,309,586     1.54%
                                                         ------------   ------

  Industrials
    Aar Corp ***                               4,440     $    168,853     0.08%
    Acuity Brands, Inc.                        6,000     $    270,000     0.12%
    Alaska Air Group Inc***                      497     $     12,430     0.01%
    Be Aerospace Inc ***                       3,598     $    190,334     0.09%
    Brady Corp Cl A                              685     $     24,037     0.01%
    Burlington Northern Santa Fe C               182     $     15,148     0.01%
    C H Robinson Worldwide Inc.                4,972     $    269,085     0.12%
    Clean Hbrs Inc ***                           503     $     26,005     0.01%
    Copart Inc ***                             4,294     $    182,710     0.08%
    Covanta Holding Corpdelaware***              204     $      5,643     0.00%
    Csx Corp                                     411     $     18,076     0.01%
    Deere & Co                                   366     $     34,082     0.02%
    Dollar Thrifty Automotive Gro***             592     $     14,019     0.01%
    Donaldson Inc                                548     $     25,416     0.01%
    Esco Technologies Inc***                     639     $     25,522     0.01%
    Fluor Corp (New)                             253     $     36,867     0.02%
    Herman Miller Inc.                         6,218     $    201,401     0.09%
    Hexcel Corporation ***                       685     $     16,632     0.01%
    Hub Group Inc Cl A***                        683     $     18,154     0.01%
    Illinois Tool Wks Inc                        594     $     31,803     0.01%
    Joy Global Inc                             1,984     $    130,587     0.06%

                 See Accompanying Notes to Financial Statements.


                                     III-28

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Landstar Systems Inc                       1,417     $     59,727     0.03%
    Manitowoc Inc                                187     $      9,131     0.00%
    Mcdermott International Inc***               683     $     40,317     0.02%
    Navigant Consulting Co***                  7,728     $    105,640     0.05%
    Nordson Corp                                 124     $      7,187     0.00%
    Norfolk Southn Corp                          100     $      5,044     0.00%
    Old Dominion Freight Line Inc***             985     $     22,763     0.01%
    Pacer International Inc Tennes             5,158     $     75,307     0.03%
    Robert Half International Inc              1,554     $     42,020     0.02%
    Skywest Inc                                1,321     $     35,469     0.02%
    Spx Corp                                     137     $     14,090     0.01%
    Universal Fst Prods Inc                    2,276     $     67,051     0.03%
    Watsco Inc Cl A                              264     $      9,705     0.00%
    Watts Water Technologies Inc Cl A          2,900     $     86,420     0.04%
                                                         ------------   ------
  Total Industrials                                      $  2,296,675     1.05%
                                                         ------------   ------

  Information Technology
    Aci Worldwide Inc ***                        637     $     12,128     0.01%
    Amphenol Corporation Cl A                  2,070     $     95,986     0.04%
    Anadigics Inc ***                            914     $     10,575     0.00%
    Atmi Inc ***                                 712     $     22,962     0.01%
    Bmc Software Inc ***                       1,405     $     50,074     0.02%
    Brightpoint Inc ***                          271     $      4,163     0.00%
    Citrix Sys Inc ***                           822     $     31,244     0.01%
    CNET Networks Inc. ***                    58,299     $    532,853     0.25%
    Cypress Semiconductor Corp***                408     $     14,700     0.01%
    Dycom Industries Inc***                    1,002     $     26,703     0.01%
    Entegris Inc ***                           3,407     $     29,402     0.01%
    F5 Networks Inc ***                          639     $     18,224     0.01%
    Fiserv Inc ***                             1,811     $    100,492     0.05%
    Harmonic Inc ***                           1,876     $     19,660     0.01%
    Imation Corp                               8,261     $    173,481     0.08%
    Informatica Corp ***                       6,725     $    121,185     0.06%
    Infospace Inc ***                          2,782     $     52,302     0.02%
    Interdigital Communications Co***          3,527     $     82,285     0.04%
    Intevac Inc ***                            1,403     $     20,400     0.01%
    Knot Inc ***                                 336     $      5,356     0.00%
    Linear Technology Corp                     4,573     $    145,559     0.07%
    Mcafee Inc***                                868     $     32,550     0.01%
    Memc Electronic Materials Inc***             815     $     72,119     0.03%
    Mentor Graphics Corp***                      247     $      2,663     0.00%
    Micrel Inc                                   719     $      6,076     0.00%
    Micron Technology Inc***                     677     $      4,908     0.00%
    Micros Sys Inc ***                           411     $     28,836     0.01%
    Microsemi Corp ***                           183     $      4,052     0.00%
    Mks Instrs Inc ***                         3,605     $     69,000     0.03%
    Novellus Sys Inc ***                       2,018     $     55,636     0.03%
    Photronics Inc.***                        18,001     $    224,472     0.10%

                 See Accompanying Notes to Financial Statements.


                                     III-29

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Polycom Inc ***                            1,691     $     46,976     0.02%
    Quest Software Inc ***                     1,234     $     22,755     0.01%
    Rambus Inc Del ***                           592     $     12,396     0.01%
    Red Hat Inc ***                            2,513     $     52,371     0.02%
    Sra International Inc Cl A***                395     $     11,633     0.01%
    Tekelec ***                                2,777     $     34,713     0.02%
    Texas Instruments Inc                      2,371     $     79,191     0.04%
    Thq Inc ***                                1,492     $     42,059     0.02%
    Tibco Software Inc ***                    16,824     $    135,770     0.06%
    Trident Microsystems Inc***                1,321     $      8,666     0.00%
    Valueclick Inc ***                           165     $      3,614     0.00%
    Veeco Instrs Inc Del***                    2,060     $     34,402     0.02%
    Websense Inc ***                             867     $     14,722     0.01%
    Yahoo Inc ***                              1,736     $     40,379     0.02%
    Zoran Corp ***                               760     $     17,108     0.01%
                                                         ------------   ------
  Total Information Technology                           $  2,626,801     1.20%
                                                         ------------   ------

  Materials
    Bemis Co Inc                                 639     $     17,496     0.01%
    Century Alum Co ***                          195     $     10,518     0.00%
    Commercial Metals Co                       1,041     $     30,657     0.01%
    Ecolab Inc                                 3,870     $    198,183     0.09%
    Freeport Mcmoran Copper & Gold Com           227     $     23,254     0.01%
    Louisiana-Pac Corp                         1,645     $     22,504     0.01%
    Nucor Corp                                   461     $     27,300     0.01%
    Pactiv Corp ***                            1,417     $     37,735     0.02%
    Reliance Steel & Aluminum Co                  46     $      2,493     0.00%
    Steel Dynamics Inc.                        3,918     $    233,395     0.11%
    United States Steel Corp.                  2,051     $    247,986     0.11%
                                                         ------------   ------
  Total Materials                                        $    851,521     0.38%
                                                         ------------   ------

  Utilities
    Alliant Energy Corp                          410     $     16,683     0.01%
    Black Hills Corp                           1,645     $     72,545     0.03%
    Cms Energy Corp                            1,845     $     32,066     0.01%
    Firstenergy Corp                           2,315     $    167,467     0.08%
    Nicor Inc                                    818     $     34,642     0.02%
    Pepco Hldgs Inc                            6,794     $    199,268     0.09%
    Pnm Res Inc                                  685     $     14,693     0.01%
    Scana Corp                                 1,285     $     54,163     0.02%
    Southern Co.                               6,840     $    265,050     0.12%
                                                         ------------   ------
  Total Utilities                                        $    856,577     0.39%
                                                         ------------   ------

Total Common Stocks (United States)
  (cost - $16,722,979)                                   $ 16,755,567     7.68%
                                                         ------------   ------

                 See Accompanying Notes to Financial Statements.


                                     III-30

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                        % of Net
                                                                          Asset
                                              Shares       Value ($)      Value
                                              ------     ------------   --------
Common Stocks (Non-United States)
---------------------------------
Brazil
  Consumer Staples
    Cia De Bebidas Das Americas-Am Adr           457     $     32,461     0.01%
    Companhia Brasileira De Distri Adr         4,834     $    178,665     0.08%
                                                         ------------   ------
  Total Consumer Staples                                 $    211,126     0.09%
                                                         ------------   ------

  Financials
    Banco Itau Hldg Financeira S Adr             546     $     14,120     0.01%
                                                         ------------   ------
  Total Financials                                       $     14,120     0.01%
                                                         ------------   ------

  Telecommunication Services
    Tele Norte Leste Participacoes Adr***      1,776     $     34,241     0.02%
                                                         ------------   ------
  Total Telecommunication Services                       $     34,241     0.02%
                                                         ------------   ------

Total Brazil                                             $    259,487     0.12%
                                                         ------------   ------

Canada
  Energy
    Nexen Inc                                    821     $     26,494     0.01%
                                                         ------------   ------
  Total Energy                                           $     26,494     0.01%
                                                         ------------   ------

  Materials
    Agnico                                       209     $     11,418     0.01%
    Agrium                                     1,417     $    102,322     0.05%
    Goldcorp Inc New Cad Npv Cl A Sub Vtg Sh     729     $     24,735     0.01%
    Kinross Gold Corp ***                        525     $      9,660     0.00%
    Silver Standard Res***                     1,143     $     41,754     0.02%
                                                         ------------   ------
  Total Materials                                        $    189,889     0.09%
                                                         ------------   ------

  Telecommunication Services
    Rogers Cl-B Nvtg                             318     $     14,390     0.01%
                                                         ------------   ------
  Total Telecommunication Services                       $     14,390     0.01%
                                                         ------------   ------

Total Canada                                             $    230,773     0.11%
                                                         ------------   ------

Cayman Islands
  Information Technology
    Netease Com Inc Adr***                     2,830     $     53,657     0.02%
                                                         ------------   ------
  Total Information Technology                           $     53,657     0.02%
                                                         ------------   ------

France
  Financials

                 See Accompanying Notes to Financial Statements.


                                     III-31

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Axa Paris Adr                              1,417     $     56,269     0.03%
                                                         ------------   ------
  Total Financials                                       $     56,269     0.03%
                                                         ------------   ------

Germany
  Financials
    Deutsche Bank Ag                             182     $     23,553     0.01%
                                                         ------------   ------
  Total Financials                                       $     23,553     0.01%
                                                         ------------   ------

Great Britain
  Consumer Staples
    Unilever Plc Adr                             274     $     10,253     0.00%
                                                         ------------   ------
  Total Consumer Staples                                 $     10,253     0.00%
                                                         ------------   ------

  Telecommunication Services
    Vodafone Group Plc Sp Adr                    320     $     11,942     0.01%
                                                         ------------   ------
  Total Telecommunication Services                       $     11,942     0.01%
                                                         ------------   ------

Total Great Britain                                      $     22,195     0.01%
                                                         ------------   ------

Ireland
  Industrials
    Ryanair Holdings Plc Adr***                  227     $      8,953     0.00%
                                                         ------------   ------
  Total Industrials                                      $      8,953     0.00%
                                                         ------------   ------

Japan
  Consumer Discretionary
    Abc Mart                                     100     $      2,184     0.00%
    Aoyama Trading                               200     $      5,210     0.00%
    Arnest One                                 5,800     $     23,778     0.01%
    Benesse                                    1,000     $     42,698     0.02%
    Calsonic Kansei Corporation               42,000     $    214,671     0.10%
    Canon Marketing                            1,300     $     24,204     0.01%
    Chiyoda Corporation                       16,200     $    282,483     0.13%
    Daiei ***                                  2,850     $     15,307     0.01%
    Daihatsu Motor                             1,000     $      9,408     0.00%
    Daito Tr Const                             1,000     $     55,409     0.03%
    Daiwa House Industry                       6,000     $     77,501     0.04%
    Dentsu                                         6     $     15,898     0.01%
    Edion                                        300     $      3,263     0.00%
    Fast Retailing                             1,300     $     92,861     0.04%
    Fcc                                        1,700     $     30,328     0.01%
    Foster Electric                            1,000     $     27,928     0.01%
    Fujibo***                                 51,000     $     75,326     0.03%
    Funai                                        800     $     34,803     0.02%
    Hikari Tsushin                             4,000     $    136,777     0.06%
    His                                        4,400     $     78,339     0.04%
    Japan Gnrl Estate                          1,700     $     22,948     0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-32

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Keihin Corp                                2,100     $     37,483     0.02%
    Konaka                                    15,200     $    149,122     0.07%
    Matsushita Elec Industrial                 7,000     $    145,057     0.07%
    Matsushita Electric Industrial Adr           201     $      4,108     0.00%
    Mizuno                                     2,000     $     12,818     0.01%
    NGK Spark Plug Co. Ltd.                   20,000     $    350,177     0.16%
    Nhk Spring                                20,000     $    184,219     0.08%
    Nikon                                      2,000     $     69,283     0.03%
    Nitori                                       700     $     33,585     0.02%
    Nok                                        7,600     $    161,572     0.07%
    Onward Holdings                            6,000     $     61,549     0.03%
    Panahome                                  21,000     $    141,360     0.07%
    Press Kogyo                                1,000     $      4,565     0.00%
    Riken                                     11,000     $     56,617     0.03%
    Ryohin Keikaku                               100     $      6,042     0.00%
    Sanei-International                          300     $      5,599     0.00%
    Sangetsu                                     300     $      6,485     0.00%
    Sankyo Co. Ltd.                            4,500     $    209,059     0.10%
    Seiren                                     9,500     $     73,218     0.03%
    Sharp Corporation                         13,000     $    233,899     0.11%
    Shikibo                                   27,000     $     29,486     0.01%
    Showa                                      2,100     $     19,475     0.01%
    Sony                                       3,200     $    177,595     0.08%
    Sumitomo Fore                              1,000     $      7,295     0.00%
    Tky Indiv Edu                              1,900     $      4,796     0.00%
    Toei                                      21,000     $    127,637     0.06%
    Tokai Rika                                 1,000     $     31,330     0.01%
    Toyobo                                    11,000     $     22,352     0.01%
    Toyota Industries                          1,500     $     61,362     0.03%
    Yamada Denki                                 360     $     41,151     0.02%
    Yamaha Motor                                 800     $     19,371     0.01%
    Yamatane                                   6,000     $      6,391     0.00%
    Yokohama Rubber                            2,000     $     11,923     0.01%
                                                         ------------   ------
  Total Consumer Discretionary                           $  3,777,305     1.73%
                                                         ------------   ------

  Consumer Staples
    Aeon                                       7,600     $    111,434     0.05%
    Coca West Holdings                           100     $      2,215     0.00%
    Izumiya                                   14,000     $     79,202     0.04%
    J-Oil Mills                               42,000     $    134,968     0.06%
    Kobayashi Pharm                            3,800     $    142,183     0.07%
    Nisshin Oillio                             7,000     $     26,317     0.01%
    Nisshin Seifun Group Inc.                 22,500     $    226,178     0.10%
    Oenon Hdgs                                 3,000     $      6,875     0.00%
    Sundrug                                      700     $     18,579     0.01%
    Uny                                        7,000     $     60,090     0.03%
    Valor                                      1,400     $     17,068     0.01%
                                                         ------------   ------
  Total Consumer Staples                                 $    825,109     0.38%
                                                         ------------   ------

                 See Accompanying Notes to Financial Statements.


                                     III-33

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

  Energy
    Nippon Oil                                 5,000     $     40,684     0.02%
    Tonengeneral                               2,000     $     19,747     0.01%
                                                         ------------   ------
  Total Energy                                           $     60,431     0.03%
                                                         ------------   ------

  Financials
    Acom                                       3,480     $     71,179     0.03%
    Aiful                                      2,350     $     41,987     0.02%
    Aioi Insurance                            24,000     $    113,432     0.05%
    Awa Bank                                   9,000     $     50,996     0.02%
    Bank Of Hiroshima                          6,000     $     32,547     0.01%
    Bank Of Okinawa                              200     $      7,036     0.00%
    Bank Of Yokohama                           3,000     $     21,054     0.01%
    Chuo Mitsui Trust Holdings                19,000     $    145,755     0.07%
    Credit Saison                                900     $     24,652     0.01%
    Daiwa Sec Grp Inc                          5,000     $     45,473     0.02%
    Eighteenth Bank                            1,000     $      3,500     0.00%
    Higo Bank                                  2,000     $     12,979     0.01%
    Hokuhoku                                  26,000     $     75,639     0.03%
    Hyakujushi Bank                            9,000     $     45,195     0.02%
    Ichiyoshi Sec                                600     $      5,446     0.00%
    Jaccs                                     56,000     $    126,823     0.06%
    Jafco                                      1,400     $     46,117     0.02%
    Japan Asia Invest                          6,000     $     34,964     0.02%
    Joyo Bank                                  8,000     $     44,757     0.02%
    Kagoshima Bank                             3,000     $     20,543     0.01%
    Kansai Urban Banking                       1,000     $      3,160     0.00%
    Keiyo Bank                                 1,000     $      5,765     0.00%
    Kenedix                                       31     $     50,226     0.02%
    Millea Holdings                            1,100     $     37,121     0.02%
    Mitsubishi Ufj Lease & Finance             2,630     $     87,341     0.04%
    Mizuho Financial                               9     $     43,020     0.02%
    Musashino Bank                               300     $     14,260     0.01%
    Nipponkoa Ins                             10,000     $     91,035     0.04%
    Nishi Nippon City Bank                    17,000     $     42,608     0.02%
    Nomura Holdings                            1,900     $     32,229     0.01%
    Nomura Holdings Inc Adr                      144     $      2,412     0.00%
    Orix                                         360     $     61,517     0.03%
    Pocket Card                                6,000     $     20,946     0.01%
    Resona Hldgs                                  40     $     71,969     0.03%
    Sbi Hldg                                     464     $    126,887     0.06%
    Shizuoka Bank                              1,000     $     10,983     0.01%
    Shoei                                      1,600     $     21,669     0.01%
    Smfg                                           6     $     44,954     0.02%
    Sompo Jpn                                  9,000     $     81,448     0.04%
    Sumitomo T&B                               8,000     $     53,565     0.02%
    Takefuji                                   5,350     $    130,021     0.06%

                 See Accompanying Notes to Financial Statements.


                                     III-34

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Tokyu Livable Inc                          2,800     $     32,859     0.02%
                                                         ------------   ------
  Total Financials                                       $  2,036,069     0.92%
                                                         ------------   ------

  Health Care
    Astellas Pharma                            1,000     $     43,593     0.02%
    Dainip Sumit Pharma                        1,000     $      7,322     0.00%
    Hisamitsu Pharm                              100     $      3,043     0.00%
    Kissei Pharm                               1,000     $     20,499     0.01%
    Mediceo Paltac                             6,100     $     90,368     0.04%
    Miraca                                       300     $      7,224     0.00%
    Nihon Kohden                               6,700     $    160,131     0.07%
    Olympus                                    1,000     $     41,355     0.02%
    Santen Pharm                                 300     $      7,425     0.00%
    Suzuken                                    2,500     $     89,290     0.04%
                                                         ------------   ------
  Total Health Care                                      $    470,250     0.20%
                                                         ------------   ------

  Industrials
    Aica Kogyo                                10,200     $     96,417     0.04%
    Asahi Diamond Ind                          9,000     $     65,014     0.03%
    Central Glass                              4,000     $     15,181     0.01%
    Chiyoda Integre                              100     $      1,840     0.00%
    Chugai Ro                                  2,000     $      6,821     0.00%
    Comsys Holdings                            6,000     $     49,304     0.02%
    Daihen                                     8,000     $     43,826     0.02%
    Daikin Industries                            800     $     44,828     0.02%
    East Jpn Rail                                 16     $    132,050     0.06%
    Ebara                                      2,000     $      6,839     0.00%
    Fuji Electric Holdings                    20,000     $     70,000     0.03%
    Fujikura                                  11,000     $     55,928     0.03%
    Furukawa Electric                         17,000     $     66,043     0.03%
    Hitachi High-Tech                          7,400     $    161,957     0.07%
    Js Group                                   8,800     $    140,923     0.06%
    Jtekt                                      2,800     $     50,378     0.02%
    Kajima                                    53,000     $    173,164     0.08%
    Kawasaki Heavy                             5,000     $     14,814     0.01%
    Keihan Elec Rail                           1,000     $      3,903     0.00%
    Kinden                                     2,000     $     15,719     0.01%
    Kitz                                       6,000     $     30,399     0.01%
    Kokuyo                                    12,200     $    110,299     0.05%
    Komori                                     4,100     $     91,384     0.04%
    Kurita Water Ind                           2,600     $     78,897     0.04%
    Kyowa Exeo                                 4,000     $     30,327     0.01%
    Maeda                                     14,000     $     47,997     0.02%
    Makino Milling                             6,000     $     41,892     0.02%
    Marubeni                                   6,000     $     42,591     0.02%
    Meisei Industrial                          1,000     $      2,766     0.00%
    Misumi                                     1,700     $     29,674     0.01%
    Nagase                                     1,000     $     10,401     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-35

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Nec Networks                               7,600     $     96,331     0.04%
    Nichias                                    3,000     $     11,225     0.01%
    Nichiha                                    5,900     $     47,796     0.02%
    Nippei Toyama                              1,000     $      8,486     0.00%
    Nippon Express                            38,000     $    195,587     0.09%
    Nippon Thompson                            6,000     $     43,772     0.02%
    Nissha Printing                            3,600     $    142,112     0.07%
    Nitto Boseki                               8,000     $     19,693     0.01%
    Nsk                                        1,000     $     10,437     0.00%
    Ntn                                        9,000     $     78,226     0.04%
    Obayashi Corporation                      45,000     $    226,380     0.10%
    Okamura                                    1,000     $      8,441     0.00%
    Osg                                        1,900     $     20,749     0.01%
    Ryobi                                     11,000     $     59,276     0.03%
    Sanki Engineering                         25,000     $    151,725     0.07%
    Sankyo-Tateyama                           41,000     $     52,115     0.02%
    Sanwa Holdings Corp                        6,000     $     29,593     0.01%
    Shimizu                                   15,000     $     65,524     0.03%
    Smc                                          300     $     35,770     0.02%
    Sodick                                     9,500     $     50,598     0.02%
    Taisei                                    17,000     $     45,956     0.02%
    Tatsuta Elec W&C                          17,000     $     40,630     0.02%
    Thk                                        4,500     $     91,237     0.04%
    Tokimec                                   56,000     $    165,922     0.08%
    Toto                                       9,000     $     71,459     0.03%
    Tsubakimoto Chain                         12,000     $     67,672     0.03%
    Tsugami                                   13,000     $     40,030     0.02%
    West Jpn Rail                                  5     $     24,840     0.01%
    Yamato Hldg                                6,000     $     86,524     0.04%
    Yamazen                                    7,400     $     32,259     0.01%
    Yusen Air & Sea                            2,500     $     56,505     0.03%
                                                         ------------   ------
  Total Industrials                                      $  3,808,446     1.70%
                                                         ------------   ------

  Information Technology
    Advantest                                  4,000     $    113,861     0.05%
    Alps Electric                              2,100     $     27,238     0.01%
    Canon Inc Adr                              1,185     $     54,309     0.02%
    Cmk                                        1,600     $     12,260     0.01%
    Dainpn Screen Mfg                          3,000     $     16,784     0.01%
    Disco                                        500     $     28,062     0.01%
    Enplas                                       100     $      1,098     0.00%
    Fuji Soft                                    500     $      7,895     0.00%
    Hamamatsu Photo                              900     $     29,808     0.01%
    Hitachi Info Sys                             100     $      2,153     0.00%
    Hitachi Kokusai Elec                       3,000     $     36,763     0.02%
    Hitachi Ltd.                              13,000     $     96,934     0.04%
    Hokuriku Elec Ind                         54,000     $     99,575     0.05%
    Hoshiden                                   2,300     $     36,091     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-36

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    Itochu Techno-Solutions                      300     $     10,097     0.00%
    Kaga Electronics                           4,000     $     60,941     0.03%
    Keyence                                      100     $     24,679     0.01%
    Konami                                     6,100     $    199,848     0.09%
    Kyocera                                      300     $     26,612     0.01%
    Micronics Japan                            2,100     $     71,056     0.03%
    Nec                                        4,000     $     18,440     0.01%
    Nihon Unisys                               4,400     $     55,967     0.03%
    Nippon Chemi-Con                           2,000     $     12,138     0.01%
    Nri                                        1,100     $     36,235     0.02%
    Ns Solutions                                 200     $      5,890     0.00%
    Ntt Data                                      24     $    106,772     0.05%
    Obic Business Consultant                      50     $      2,914     0.00%
    Sanken Electric                           22,000     $    118,355     0.05%
    Shinko Elec Ind                            1,900     $     38,862     0.02%
    Sj Holdings                                   34     $     18,261     0.01%
    Smk                                        1,000     $      8,441     0.00%
    Tamura                                     1,000     $      4,717     0.00%
    Tdk                                          200     $     14,895     0.01%
    Tokyo Electron                             1,100     $     67,547     0.03%
    Tokyo Seimitsu                             1,500     $     36,723     0.02%
    Toshiba                                    6,000     $     44,954     0.02%
    Toshiba Tec                                2,000     $     13,517     0.01%
    Yamaichi Elec                              2,000     $      7,752     0.00%
    Yamatake                                     500     $     13,651     0.01%
    Yokogawa Electric                          2,300     $     25,282     0.01%
                                                         ------------   ------
  Total Information Technology                           $  1,607,377     0.73%
                                                         ------------   ------

  Materials
    Adeka                                        700     $      7,168     0.00%
    Air Water                                  3,000     $     30,345     0.01%
    Godo Steel                                12,000     $     31,366     0.01%
    Hitachi Metals                             6,000     $     80,992     0.04%
    Hokuetsu Paper                             4,000     $     19,514     0.01%
    Kaneka                                     4,000     $     33,156     0.02%
    Kureha Corporation                        67,000     $    359,844     0.17%
    M'Bishi Paper Mls                          7,000     $     14,662     0.01%
    Mitsubishi Gas Chem                        9,000     $     88,618     0.04%
    Mitsui Mining and Smelting                 9,000     $     36,092     0.02%
    Nakayama Steel                            13,000     $     26,648     0.01%
    Nifco                                        100     $      2,341     0.00%
    Nihon Parkerizing                         11,000     $    147,303     0.07%
    Nippon Paint                               6,000     $     29,486     0.01%
    Nippon Paper                                   4     $     12,031     0.01%
    Nittetsu Mining                            1,000     $      6,893     0.00%
    Nof                                        6,000     $     24,115     0.01%
    Npn Carbide Ind ***                        7,000     $     12,407     0.01%
    Npn Light Metal                           15,000     $     26,183     0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-37

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

    S'Tomo Osaka Ceme                         17,000     $     32,565     0.01%
    Shin-Etsu Polymer                            800     $      5,693     0.00%
    Showa Denko                                8,000     $     28,644     0.01%
    Taiheiyo Cement                           22,000     $     52,580     0.02%
    Taiyo Ink Mfg                                800     $     23,560     0.01%
    Taiyo Nippon Sanso                         2,000     $     18,780     0.01%
    Tokuyama                                   3,000     $     30,157     0.01%
    Tokyo Ohka Kogyo                           5,200     $    116,135     0.05%
    Tokyo Rope Mfg                            36,000     $     65,416     0.03%
    Tokyo Steel Mfg                            3,500     $     39,037     0.02%
    Tokyo Tekko                                6,000     $     22,343     0.01%
    Topy Industries                           11,000     $     30,032     0.01%
    Toyo Seikan                                3,200     $     56,773     0.03%
    Ube Industries                             3,000     $     10,231     0.00%
    Yodogawa Steel                             2,000     $     10,222     0.00%
                                                         ------------   ------
  Total Materials                                        $  1,531,332     0.68%
                                                         ------------   ------

  Telecommunication Services
    NTT Docomo Inc.                              143     $    238,088     0.11%
                                                         ------------   ------
  Total Telecommunication Services                       $    238,088     0.11%
                                                         ------------   ------

  Utilities
    Hokuriku Ele                               1,900     $     39,628     0.13%
                                                         ------------   ------
  Total Utilities                                        $     39,628     0.13%
                                                         ------------   ------

Total Japan                                              $ 14,394,035     6.61%
                                                         ------------   ------

Mexico
  Consumer Discretionary
    Grupo Televisa Sa Adr                      2,822     $     67,079     0.03%
                                                         ------------   ------
  Total Consumer Discretionary                           $     67,079     0.03%
                                                         ------------   ------

  Materials
    Cemex S.A.B. De C.V. Adr                     285     $      7,367     0.00%
                                                         ------------   ------
  Total Materials                                        $      7,367     0.00%
                                                         ------------   ------
Total Mexico                                             $     74,446     0.03%
                                                         ------------   ------

Netherlands
  Consumer Staples
    Unilever N V Adr                             274     $      9,990     0.00%
                                                         ------------   ------
  Total Consumer Staples                                 $      9,990     0.00%
                                                         ------------   ------

  Industrials
    Royal Philips Electronics Nv Adr           1,102     $     47,111     0.02%
                                                         ------------   ------
  Total Industrials                                      $     47,111     0.02%
                                                         ------------   ------

                 See Accompanying Notes to Financial Statements.


                                     III-38

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

Total Netherlands                                        $     57,101     0.02%
                                                         ------------   ------

New Zealand
  Telecommunication Services
    Telecom Corporation Of New Zea Adr           161     $      2,674     0.00%
                                                         ------------   ------
  Total Telecommunication Services                       $      2,674     0.00%
                                                         ------------   ------

Peru
  Materials
    Compania De Minas Buenaventura Adr           457     $     25,866     0.01%
                                                         ------------   ------
  Total Materials                                        $     25,866     0.01%
                                                         ------------   ------

Philippines
  Telecommunication Services
    Philippine Long Dist Sp Adr                2,287     $    173,172     0.08%
                                                         ------------   ------
  Total Telecommunication Services                       $    173,172     0.08%
                                                         ------------   ------

Russia
  Telecommunication Services
    Vimpel Communications Ojsc Mo Adr            411     $     17,098     0.01%
                                                         ------------   ------
  Total Telecommunication Services                       $     17,098     0.01%
                                                         ------------   ------

Singapore
  Information Technology
    Flextronics International Ltd***           1,768     $     21,322     0.01%
                                                         ------------   ------
  Total Information Technology                           $     21,322     0.01%
                                                         ------------   ------

South Africa
  Materials
    Randgold Resources Ltd South Africa          503     $     18,676     0.01%
                                                         ------------   ------
  Total Materials                                        $     18,676     0.01%
                                                         ------------   ------

Spain
  Financials
    Banco Bilbao Vizcaya Argentari Adr         3,003     $     72,823     0.03%
    Banco Santander Cen Spon Adr               2,224     $     47,905     0.02%
                                                         ------------   ------
  Total Financials                                       $    120,728     0.05%
                                                         ------------   ------

Switzerland
  Financials
    Ubs Ag-Reg                                    78     $      3,588     0.00%
                                                         ------------   ------
  Total Financials                                       $      3,588     0.00%
                                                         ------------   ------

  Health Care
    Novartis Inc Basle Adr                     1,280     $     69,517     0.03%
                                                         ------------   ------

                 See Accompanying Notes to Financial Statements.


                                     III-39

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

  Total Health Care                                      $     69,517     0.03%
                                                         ------------   ------

  Materials
    Syngenta Ag Adr                              457     $     23,152     0.01%
                                                         ------------   ------
  Total Materials                                        $     23,152     0.01%
                                                         ------------   ------

Total Switzerland                                        $     96,257     0.04%
                                                         ------------   ------

Taiwan
  Information Technology
    Gigamedia Ltd ***                          2,040     $     38,250     0.02%
                                                         ------------   ------
  Total Information Technology                           $     38,250     0.02%
                                                         ------------   ------

Total Common Stocks (Non-United States)
  (cost - $15,865,249)                                   $ 15,694,512     7.19%
                                                         ------------   ------

Total investment securities sold short
  (proceeds - $32,588,228)                               $ 32,450,079    14.87%
                                                         ============   ======

================================================================================
*     Non-income producing security.

** Pledged as collateral for the trading of futures, forwards and equity securities.

***   Security did not pay a dividend during the previous twelve months.

Adr   American Depository Receipt.


                See Accompanying Notes to Financial Statements.


                                     III-40

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                    CAMPBELL & COMPANY INVESTMENT ADVISER LLC
                       PROXY VOTING POLICY AND PROCEDURES

--------------------------------------------------------------------------------

1. GOVERNING STANDARDS

This Proxy Voting Policy and Procedures (the "Policy") has been adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates.(1)

2. LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

      a) Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

      b) Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

      c) Describes to clients the Investment Adviser's proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

3. POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. As a systematic trader, the Investment Adviser's main goal is to enhance returns for its clients. In general, the Investment Adviser invests in companies with whose management and boards they are generally comfortable. Accordingly, the Investment Adviser has decided to vote proxies in a manner that generally supports management. The Investment Adviser has determined that it is not in the best interest of its clients to act as a shareholder "activist" or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

----------
(1) The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

To help meet its proxy voting obligations and to minimize potential conflicts of interest, the Investment Adviser has retained a third party vendor, Broadridge Financial Services ("Broadridge"). Broadridge casts votes on behalf of Investment Adviser clients through its platform, ProxyEdge, and provides other services, such as independent vote recommendations, ballot tracking and recordkeeping.

4. PROCEDURES

A. The Investment Adviser shall coordinate with Broadridge to ensure that Broadridge receives proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to Broadridge.

B. The Investment Adviser shall maintain a list of all of the Investment Adviser clients for which it votes proxies. The list will be maintained electronically by the Compliance Associate. The Compliance Associate will inform Broadridge of any changes on an as needed basis.

C. The Investment Adviser will inform Broadridge the vote policy guidelines to utilize for its accounts. Currently, the Investment Adviser subscribes to Broadridge's Typical Investment Manager Policy. This policy was designed to maximize returns by voting in a manner that generally supports management while carefully limiting risk to investors to the greatest extent possible. Under these guidelines, it is expected that the proxies are voted with management approximately 90% of the time.

D. The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser's fiduciary obligations. The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client's best interest, such as when the Investment Adviser's analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client. For example, the Investment Adviser has determined that the cost of casting a vote on a foreign security exceeds any potential benefit to its clients. The Investment Adviser shall file a Form N-PX for its clients, where appropriate.

E. The Investment Adviser will provide a description of its proxy voting policies and procedures in its Form ADV Part II and will disclose to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities.

F. The Chief Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Investment Adviser's Chief Executive Officer ("CEO"), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser's outside counsel.

5. MATERIAL CONFLICTS OF INTEREST

A. General: As noted previously, the Investment Adviser will vote its clients' proxies in the best interest of its clients and not its own. In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

B. Potential Material Conflicts of Interest: The Investment Adviser may be exposed to potential material conflicts of interest. For example, business or personal relationships may exist between the Investment Adviser, its officers, managers or employees and a public company in which the Investment Adviser has invested. To address these, and other, potential material conflicts of interest, the Investment Adviser subscribes to vote recommendations provided by an independent third party, Broadridge.

In the rare event that a vote recommendation is overridden by the Investment Adviser, the Chief Compliance Officer must first review the proxy and determine whether any material conflicts of interest exist. If there are no material conflicts of interest, the vote recommendation may be overridden, provided that the proposed proxy vote is in accordance with the policy stated herein. If a material conflict of interest exists, the Chief Compliance Officer will either obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client's proxy in the manner favored by the Investment Adviser or the proxy will be voted in accordance with Broadridge's vote recommendation. When overriding a recommended vote, prior approval is required by the Chief Executive Officer. The Investment Adviser will maintain documentation of the analysis of the override, approvals required and the vote ultimately cast.

6. RECORDKEEPING

A. General: In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

      o     Proxy voting policies and procedures;
      o     Proxy statements received regarding client securities;
      o     Records of votes cast on behalf of clients;
      o     Records of client requests for proxy voting information; and
      o Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC's EDGAR system (See http://www.sec.gov/info/edgar/forms.htm). Additionally, the Investment Adviser may rely on Broadridge to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:

o     The name of the issuer of the portfolio security;
o     The exchange ticker symbol of the portfolio security;
o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
o     The shareholder meeting date;
o     The number of shares the Investment Adviser voted on a firm-wide basis;
o     A brief identification of the matter voted on;
o     Whether the matter was proposed by the issuer or by a security holder;
o     Whether or not the Investment Adviser cast its votes on the matter;
o How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
o     Whether the Investment Adviser cast its vote with or against management;
      and
o     Whether any client requested an alternative vote on its proxy.

B. Client Request to Review Votes: Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser's employees, must be promptly reported to the Chief Compliance Officer. All written requests must be retained by the Investment Adviser. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

      The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.).

      The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser. Such a review shall be documented and should be attached and maintained with the client's written request, if applicable, and maintained in the permanent file.

      Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

7. ANNUAL REVIEW & CERTIFICATION

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients' proxies in accordance with the Rule. Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (a copy of which is attached as Exhibit A).

8. CONFIDENTIALITY

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser's management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

9. AMENDMENT

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

10. QUESTIONS OR CONCERNS

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, should be directed to the Compliance Officer.

                                    EXHIBIT A
                               PROXY VOTING POLICY
                            ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser's Proxy Voting Policy and Procedures. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, then I shall immediately notify the Compliance Officer. I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser's proxy voting process, which are discussed below:

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):



CERTIFIED BY:

NAME:                                                                 (PRINT)
           -----------------------------------------------------------

SIGNATURE:
           -----------------------------------------------------------

DATE:
           -----------------------------------------------------------

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management.

The Adviser makes the Trust's trading decisions using proprietary technical trading models which analyze both technical and fundamental market indicators. Following are the biographies of the members of the Risk Committee which is responsible for overseeing the proprietary technical trading models utilized on behalf of the Trust.

      G. William Andrews has been employed by Campbell & Company since April 1997 and was appointed Vice President: Director of Research Operations in March 2006 and has served as Vice President: Director of Operations since April 2007. His duties include managing daily research and trade operations, new research product implementation and code management. From November 1995 to April 1997, Mr. Andrews was employed at Legg Mason as a Research Analyst in the Realty Group. Before immigrating to the United States, he was employed by the Japanese Department of Education in the town of Fujimi, Nagano prefecture. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand.

      Theresa D. Becks joined Campbell & Company in June 1991 and has served as President and Chief Executive Officer since April 2007, Chief Financial Officer and Treasurer and Secretary since May 1992, and a Director since January 1994. Ms. Becks is also the President, Chief Executive Officer and Chief Financial Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and Trustee, President, Chief Executive Officer and Chief Financial Officer of The Campbell Multi-Strategy Trust, a registered investment company. Ms. Becks served as a member of the Board of Directors of the Managed Funds Association from November 2002 to November 2006. From December 1987 to June 1991, she was employed by Bank Maryland Corp, a publicly held company, as a Vice President and Chief Financial Officer. From September 1985 to December 1987, she worked with the public accounting firm Ernst & Young as a C.P.A. Ms. Becks is a C.P.A. and has a B.S. in Accounting from the University of Delaware.

      Bruce L. Cleland joined Campbell & Company in January 1993 and has served as Vice Chairman of the Board of Directors of Campbell & Company since April 2007, was President from January 1994 to April 2007, and Chief Executive Officer from January 1998 to April 2007. Until April 2007, Mr. Cleland was also the President and Chief Executive Officer of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and Trustee, Chief Executive Officer and President of The Campbell Multi-Strategy Trust, a registered investment company. Mr. Cleland has worked in the international derivatives industry for over thirty years, and has owned and managed firms engaged in global clearing, floor brokerage, trading and portfolio management. Mr. Cleland is currently a member of the Board of Directors of the National Futures Association, and previously served as a member of the Board of Directors of the Managed Funds Association and as a member of the Board of Governors of the COMEX, in New York. Mr. Cleland is a graduate of Victoria University in Wellington, New Zealand where he earned a Bachelor of Commerce and Administration degree.

      Gregory T. Donovan has been employed by Campbell & Company since October 2006 as Senior Vice President of Accounting and Finance. His duties include oversight of accounting and finance functions and review of accounting policies and procedures. Mr. Donovan is also the Treasurer and Assistant Secretary of Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company. From November 2003 to October 2006, Mr. Donovan was employed by Huron Consulting Services serving as Director in the Financial and Economic Consulting Practice. From May 1998 until November 2003, Mr. Donovan was employed by KPMG LLP in which he served in the capacity as Manager in the Forensic and Litigation Services Practice. Mr. Donovan is a C.P.A. and has a B.S. in Business Administration with concentrations in Accounting and Management from Castleton State College and holds a M.S. in Finance from the University of Baltimore.

      Michael S. Harris has been employed by Campbell & Company since July 2000, was appointed Deputy Manager of Trading in September 2004 and has served as Vice President and Director of Trading since June 2006. His duties include managing daily trade execution for the assets under Campbell & Company's management. From October 1999 to July 2000, Mr. Harris worked as a futures and options broker for Refco Inc. (NY). From May 1997 to October 1999, he worked in the Sales and Product Development groups at Morgan Stanley Managed Futures. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan.

      Kevin M. Heerdt joined Campbell & Company in March 2003 and has served as Chief Investment Officer and Director of Research since July 2007, was Executive Vice President-Research from March 2003 to June 2007 and Chief Operating Officer from June 2005 to June 2007. His duties include risk management, research, and the development of quantitatively based hedge fund and options strategies. Mr. Heerdt is also the Vice President and Chief Operating Officer of both Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, and The Campbell Multi-Strategy Trust, a registered investment company. From February 2002 to March 2003, he was the sole proprietor of Integrity Consulting, a start-up business consulting firm. From December 1990 to February 2002, Mr. Heerdt worked for Moore Capital Management, Inc., a private investment management firm, and its affiliates, where he was a Director and a Managing Director. Mr. Heerdt holds a B.A. in Economics and in International Relations from the University of Southern California.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from technical trading models, thereby eliminating the "human" element from the day-to-day individual investment decision making process. The Risk Committee meets daily to review the trading signals received by the Trust for that day and the Risk Committee has the authority to override a specific trading signal indicated by the trading models.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2007

                     Number of Accounts and Assets for Which
                       Advisory Fee is Performance-Based**

                          Registered            Other Pooled          Other
                     Investment Companies   Investment Vehicles      Accounts
                     --------------------   -------------------      --------

G. William Andrews*            0                     7                  22
                              $0               $5,198,241,860     $3,005,570,849
Theresa D. Becks*              0                     7                  22
                              $0               $5,198,241,860     $3,005,570,849
Bruce L. Cleland*              0                     7                  22
                              $0               $5,198,241,860     $3,005,570,849
Gregory T. Donovan*            0                     7                  22
                              $0               $5,198,241,860     $3,005,570,849
Michael S. Harris*             0                     7                  22
                              $0               $5,198,241,860     $3,005,570,849
Kevin M. Heerdt*               0                     7                  22
                              $0               $5,198,241,860     $3,005,570,849

      * G. William Andrews, Theresa D. Becks, Bruce L. Cleland, Gregory T. Donovan, Michael S. Harris and Kevin M. Heerdt comprise the Risk Committee.

      ** All of the Pooled Investment Vehicles and Accounts overseen by the Risk Committee have a performance based fee.

Portfolio Manager Compensation

The Risk Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser. The elements of total compensation for the Risk Committee members are base salary and profit sharing, which is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits.

Base Salary. Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Risk Committee members' total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing element of a Risk Committee member's compensation.

Performance-Based Profit Sharing. The profit sharing portion of the compensation for each Risk Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See -Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2007). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Risk Committee member's compensation.

Performance-based profit sharing is distributed to the Risk Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Risk Committee members with the interests of the Shareholders. This approach ensures that certain Risk Committee members participate in both the "downside risk" and "upside opportunity" of the performance of the Adviser and its affiliates. Risk Committee members therefore have a direct incentive to protect the Adviser's reputation and integrity.

Other Benefits. Risk Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

---------------------------------------------------------------------------------------------------------------------------
                                                                                           Maximum Number (or Approximate
                                                          Total Number of Shares           Dollar Value) of Shares that May
              Total Number of        Average Price Paid   Purchased as Part of Publicly    Yet Be Purchased Under the Plans
Period        Shares Purchased       Per Share            Announced Plans or Programs      or Programs
---------------------------------------------------------------------------------------------------------------------------
1/01/2007
     To
1/31/2007     None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

2/01/2007
     To
2/28/2007     None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

3/01/2007
     To
3/31/2007     4,311.718              $1,271.30            4,311.718 (1)                    None
---------------------------------------------------------------------------------------------------------------------------

4/01/2007
     To
4/30/2007     None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

5/01/2007
     To
5/31/2007     None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

6/01/2007
     To
6/30/2007     8,618.678              $1,372.41            8,618.678 (2)                    None
---------------------------------------------------------------------------------------------------------------------------

7/01/2007
     To
7/31/2007     None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

8/01/2007
     To
8/31/2007     None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

9/01/2007
     To
9/30/2007     22,764.289             $1,084.52            22,764.289 (3)                   None
---------------------------------------------------------------------------------------------------------------------------

10/01/2007
     To
10/31/2007    None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

11/01/2007
     To
11/30/2007    None                   None                 None                             None
---------------------------------------------------------------------------------------------------------------------------

12/01/2007
     To
12/31/2007    45,574.447             $1,060.55            45,574.447 (4)                   None
---------------------------------------------------------------------------------------------------------------------------

Total         81,269.132                                  81,269.132
---------------------------------------------------------------------------------------------------------------------------

1) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on February 15, 2007 that expired on March 15, 2007. In connection with this repurchase offer, the Trust offered to repurchase up to 60,469.483 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of March 31, 2007.

2) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on May 15, 2007 that expired on June 15, 2007. In connection with this repurchase offer, the Trust offered to repurchase up to 65,627.736 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of June 30, 2007.

3) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on August 10, 2007 that expired on September 14, 2007. In connection with this repurchase offer, the Trust offered to repurchase up to 67,122.944 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of September 30, 2007.

4) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on November 12, 2007 that expired on December 17, 2007. In connection with this repurchase offer, the Trust offered to repurchase up to 62,357.953 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of December 31, 2007.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)   (1)   Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3)   Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Campbell Multi-Strategy Trust

By    /s/ Gregory T. Donovan
      -----------------------------
      Gregory T. Donovan, Treasurer and Assistant Secretary

Date  March 7, 2008
      -------------

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Theresa D. Becks
      -----------------------------
      Theresa D. Becks, Chief Executive Officer

Date  March 7, 2008
      -------------

By    /s/ Gregory T. Donovan
      -----------------------------
      Gregory T. Donovan, Treasurer and Assistant Secretary

Date  March 7, 2008
      -------------